SEMI-ANNUAL REPORT AS OF
                           NOVEMBER 30, 1997 (UNAUDITED)


                           SEI INSTITUTIONAL
                           INVESTMENTS TRUST


                           =====================================================
                           Large Cap Fund
                           =====================================================
                           Small Cap Fund
                           =====================================================
                           Core Fixed Income Fund
                           =====================================================
                           International Equity Fund
                           =====================================================



                           SEI INVESTMENTS

TABLE OF CONTENTS
================================================================================


STATEMENT OF NET ASSETS/
   SCHEDULE OF INVESTMENTS..............................................     1
STATEMENT OF ASSETS AND LIABILITIES.....................................    28
STATEMENT OF OPERATIONS.................................................    29
STATEMENT OF CHANGES IN NET ASSETS......................................    30
FINANCIAL HIGHLIGHTS....................................................    31
NOTES TO FINANCIAL STATEMENTS...........................................    32

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



LARGE CAP FUND
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 0.4%
   Gencorp                                               36,200          $   907
   Thiokol                                               20,900            1,727
                                                                         -------
                                                                           2,634
                                                                         -------
AIR TRANSPORTATION -- 0.6%
   AMR*                                                   9,800            1,188
   Delta Air Lines                                       18,800            2,095
   UAL*                                                  17,900            1,522
                                                                         -------
                                                                           4,805
                                                                         -------
AIRCRAFT -- 1.1%
   Allied Signal                                         84,400            3,133
   Boeing                                                19,000            1,009
   United Technologies                                   51,300            3,844
                                                                         -------
                                                                           7,986
                                                                         -------
APPAREL/TEXTILES -- 0.4%
   Springs Industries, Cl A                              10,900              550
   U.S. Industries*                                      71,200            1,833
   VF                                                     2,200              563
                                                                         -------
                                                                           2,946
                                                                         -------
AUTOMOTIVE -- 1.6%
   Chrysler                                              30,400            1,043
   Eaton                                                 14,900            1,407
   Ford Motor                                            74,660            3,210
   General Motors                                        94,800            5,783
   Genuine Parts                                         11,125              356
   Paccar                                                10,400              572
                                                                         -------
                                                                          12,371
                                                                         -------
BANKS -- 10.1%
   Astoria Financial*                                    24,100            1,329
   Banc One                                              37,600            1,932
   BankAmerica                                          114,871            8,386
   BankBoston                                            21,714            1,935
   Bankers Trust New York                                35,299            4,185
   Chase Manhattan                                       74,264            8,067
   Citicorp                                              39,200            4,702
   Comerica                                              26,900            2,292
   First Chicago                                         33,600            2,629
   First of America Bank                                 64,800            3,807
   First Union                                           20,325              991
   Fleet Financial Group                                 20,200            1,334
   Golden West Financial                                 18,800            1,685
   JP Morgan                                             24,425            2,789
   National City                                         46,400            3,097
   NationsBank                                           82,750            4,970
   Norwest                                               85,800            3,212
   ONBANCorp                                             19,500            1,311
   PNC Bank                                              55,400            2,981


--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                                  SHARES  VALUE (000)
--------------------------------------------------------------------------------
   Republic New York                                          33,100     $ 3,600
   Southtrust                                                 53,800       2,932
   State Street                                               44,000       2,618
   SunTrust                                                   28,100       1,995
   Washington Mutual                                          49,000       3,387
                                                                         -------
                                                                          76,166
                                                                         -------
BEAUTY PRODUCTS -- 2.9%
   Avon Products                                              10,800         624
   Colgate-Palmolive                                          73,400       4,904
   Gillette                                                  101,240       9,346
   International Flavors &
     Fragrances                                               15,800         761
   Procter & Gamble                                           82,900       6,326
                                                                         -------
                                                                          21,961
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   Cox Communications*                                        55,800       1,894
                                                                         -------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                                                     35,000       2,218
                                                                         -------
CHEMICALS -- 1.3%
   BetzDearborn                                               11,000         670
   BF Goodrich                                                22,825       1,016
   E.I. DuPont de Nemours                                     75,670       4,583
   Millenium Chemicals                                        82,300       1,893
   Rohm & Haas                                                 8,100         745
   Witco                                                      12,275         529
                                                                         -------
                                                                           9,436
                                                                         -------
COMMUNICATIONS EQUIPMENT -- 0.4%
   ADC Telecommunications*                                    15,900         591
   Andrew*                                                    22,200         588
   GTE                                                        10,200         516
   Tellabs*                                                   25,600       1,331
                                                                         -------
                                                                           3,026
                                                                         -------
COMPUTERS & SERVICES -- 5.9%
   Cisco Systems*                                            134,139      11,569
   Compaq Computer*                                          247,500      15,453
   Dell Computer*                                             48,500       4,083
   Hewlett Packard                                            36,300       2,217
   International Business Machines                            77,508       8,492
   Philips Electronics, ADR                                   23,800       1,595
   Quantum*                                                   42,500       1,132
                                                                         -------
                                                                          44,541
                                                                         -------
DRUGS -- 7.4%
   Abbott Laboratories                                        40,400       2,626
   Amgen*                                                     67,800       3,466
   Bristol-Myers Squibb                                       69,525       6,509
   Elan, ADR*                                                 44,758       2,361

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



LARGE CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                                  SHARES  VALUE (000)
--------------------------------------------------------------------------------
   Eli Lilly                                              82,500         $ 5,203
   Merck                                                 119,068          11,259
   Perrigo*                                               72,900           1,039
   Pfizer                                                 79,657           5,795
   Schering Plough                                       191,800          12,023
   SmithKline Beecham                                     12,300             610
   Warner Lambert                                         33,500           4,686
                                                                         -------
                                                                          55,577
                                                                         -------
ELECTRICAL SERVICES -- 3.6%
   AES*                                                   38,800           1,421
   Baltimore Gas & Electric                               98,475           3,022
   Consolidated Edison
     of New York                                          38,000           1,435
   DQE                                                    32,000           1,062
   DTE Energy                                             20,300             666
   Duke Power                                             19,950           1,037
   Edison International                                   58,600           1,571
   Firstenergy                                            23,200             626
   FPL Group                                              55,100           3,082
   GPU                                                    51,700           2,042
   Houston Industries                                      9,104             216
   Illinova                                               23,500             568
   Long Island Lighting                                   19,500             527
   National Service Industries                            17,300             810
   PG&E                                                   39,530           1,117
   PacifiCorp                                             35,875             836
   Pinnacle West Capital                                 103,800           4,003
   TECO Energy                                            34,250             878
   Texas Utilities                                        54,241           2,170
                                                                         -------
                                                                          27,089
                                                                         -------
ENERGY & POWER -- 0.1%
   Calenergy*                                             18,200             605
                                                                         -------
ENTERTAINMENT -- 1.1%
   Bally Total Fitness*                                    6,500             121
   King World Productions*                                17,400             946
   Liberty Media Group, Cl A*                             87,600           2,957
   Walt Disney                                            41,000           3,892
                                                                         -------
                                                                           7,916
                                                                         -------
ENVIRONMENTAL SERVICES -- 0.4%
   Browning-Ferris Industries                             16,800             600
   USA Waste Services*                                    67,100           2,219
                                                                         -------
                                                                           2,819
                                                                         -------
FINANCIAL SERVICES -- 6.1%
   Associates First Capital                               22,500           1,446
   Bear Stearns                                          100,341           4,164
   Firstplus Financial Group*                             40,900           1,559
   FNMA                                                   64,800           3,422
   Green Tree Financial                                   22,600             692
   Household International                                16,200           2,041


--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holding                                  36,200       $ 1,830
   MBNA                                                    297,275         7,896
   Merrill Lynch                                            73,500         5,159
   Morgan Stanley, Dean Witter,
     Discover & Co  .                                       99,600         5,410
   Textron                                                  23,800         1,407
   Travelers                                               217,011        10,959
                                                                         -------
                                                                          45,985
                                                                         -------
FOOD, BEVERAGE & TOBACCO -- 3.5%
   Adolph Coors, Cl B                                       35,800         1,289
   Anheuser Busch                                           28,800         1,244
   Campbell Soup                                            54,800         3,069
   Coca-Cola                                                39,700         2,481
   CPC International                                        11,600         1,199
   General Mills                                            44,200         3,271
   HJ Heinz                                                 24,600         1,232
   IBP                                                      29,300           668
   Kellogg                                                  17,200           798
   Philip Morris                                           207,332         9,019
   Quaker Oats                                              27,900         1,479
   RJR Nabisco Holdings                                     25,000           911
                                                                         -------
                                                                          26,660
                                                                         -------
GAS/NATURAL GAS -- 0.7%
   Consolidated Natural Gas                                 22,575         1,363
   National Fuel & Gas                                      29,400         1,373
   Oneok*                                                   31,800         1,189
   Williams                                                 19,550         1,045
                                                                         -------
                                                                           4,970
                                                                         -------
HOUSEHOLD FURNITURE & FIXTURES -- 2.8%
   General Electric                                        164,465        12,129
   Illinois Tool Works                                      55,000         3,015
   Maytag                                                   52,000         1,680
   Sherwin-Williams                                         38,400         1,097
   Sunbeam                                                  71,100         3,133
                                                                         -------
                                                                          21,054
                                                                         -------
HOUSEHOLD PRODUCTS -- 0.1%
   Raychem                                                   8,900           842
                                                                         -------
INSURANCE -- 5.2%
   Allstate                                                 22,000         1,889
   Ambac Financial Group                                    48,773         1,957
   American General                                         21,100         1,137
   American International Group                             54,600         5,504
   Cigna                                                     8,100         1,355
   Conseco                                                  26,700         1,243
   Exel                                                     62,700         3,856
   Jefferson-Pilot                                          27,200         2,076
   Lincoln National                                          6,675           476
   Loew's                                                   12,300         1,305

================================================================================



--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Marsh & McLennan                                        25,100        $ 1,868
   MGIC Investment                                         26,800          1,566
   Old Republic International                              69,000          2,488
   Orion Capital                                           37,800          1,703
   Safeco                                                  22,300          1,090
   St. Paul                                                21,800          1,744
   Torchmark                                               39,100          1,596
   Travelers Property Casualty                             35,900          1,427
   UNUM                                                    80,300          3,809
   USF&G                                                   37,100            749
                                                                         -------
                                                                          38,838
                                                                         -------
LEASING & RENTING -- 0.2%
   Comdisco                                                58,450          1,710
                                                                         -------
MACHINERY -- 4.2%
   Aeroquip-Vickers                                        34,800          1,777
   Applied Materials*                                      85,700          2,828
   Caterpillar                                             61,200          2,934
   Cummins Engine                                          19,300          1,242
   Deere                                                   49,300          2,702
   Dresser Industries                                      19,400            725
   Emerson Electric                                        12,875            708
   Global Industries Technologies*                         36,900            660
   NACCO Industries, Cl A                                   7,500            817
   New Holland NV*                                         65,800          1,649
   Parker-Hannifin                                         44,100          1,962
   Tenneco                                                 48,225          2,089
   Timken                                                  43,900          1,556
   Tyco International Ltd.                                258,000         10,127
                                                                         -------
                                                                          31,776
                                                                         -------
MEASURING DEVICES -- 0.1%
   Mallinckrodt                                            22,100            818
                                                                         -------
MEDICAL PRODUCTS & SERVICES -- 2.8%
   Baxter International                                    87,975          4,454
   Boston Scientific*                                      38,400          1,735
   Guidant                                                 22,200          1,426
   Healthsouth Rehabilitation*                            134,000          3,518
   Medtronic                                              184,100          8,791
   Novacare*                                               86,600          1,072
                                                                         -------
                                                                          20,996
                                                                         -------
METALS & MINING -- 0.7%
   Minnesota Mining &
     Manufacturing                                         30,925          3,013
   Vulcan Materials                                        21,800          2,217
                                                                         -------
                                                                           5,230
                                                                         -------

--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 4.6%
   3Com*                                                    59,050       $ 2,141
   Altera*                                                  39,600         1,854
   Computer Associates International                        90,003         4,686
   Computer Sciences*                                       50,000         3,959
   Harris                                                   34,600         1,641
   Microsoft*                                               85,900        12,155
   Oracle Systems*                                          93,100         3,101
   Pitney Bowes                                             12,475         1,049
   Solectron*                                               91,000         3,316
   Sungard Data Systems*                                    25,400           657
                                                                         -------
                                                                          34,559
                                                                         -------
MISCELLANEOUS CONSUMER SERVICES -- 0.2%
   Service International                                    35,900         1,313
                                                                         -------
MOTORCYCLES, BICYCLES & PARTS -- 0.1%
   Harley-Davidson                                          36,900           976
                                                                         -------
PAPER & PAPER PRODUCTS -- 1.3%
   Fort James                                               44,920         1,758
   Georgia-Pacific                                           4,300           367
   International Paper                                      55,800         2,647
   Kimberly-Clark                                           55,250         2,876
   Union Camp                                               12,225           734
   Weyerhaeuser                                             24,100         1,273
                                                                         -------
                                                                           9,655
                                                                         -------
PETROLEUM & FUEL PRODUCTS -- 3.1%
   Apache                                                   61,000         2,242
   Atlantic Richfield                                       74,300         6,055
   Global Marine*                                           55,600         1,463
   Noble Drilling*                                          54,000         1,623
   Phillips Petroleum                                       64,246         3,112
   Rowan*                                                   40,900         1,391
   Schlumberger                                             89,700         7,383
                                                                         -------
                                                                          23,269
                                                                         -------
PETROLEUM REFINING -- 4.4%
   Amoco                                                    19,300         1,737
   Chevron                                                 101,402         8,131
   Exxon                                                   152,825         9,322
   Mobil                                                    49,525         3,563
   Sun                                                      38,400         1,553
   Texaco                                                   38,900         2,198
   Tosco                                                    35,600         1,159
   USX-Marathon Group                                      107,100         3,668
   Valero Energy                                            43,000         1,349
                                                                         -------
                                                                          32,680
                                                                         -------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



LARGE CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 1.5%
   Bowne                                                  30,300         $ 1,157
   Dow Jones                                              13,050             660
   Gannett                                                33,146           1,925
   Lafarge                                                20,900             624
   McGraw-Hill                                            39,150           2,679
   New York Times, Cl A                                   38,000           2,256
   R.R. Donnelley & Sons                                  22,225             783
   Tribune                                                25,500           1,438
                                                                         -------
                                                                          11,522
                                                                         -------
PROFESSIONAL SERVICES -- 0.5%
   Halliburton                                            32,000           1,726
   Paychex                                                44,600           1,829
                                                                         -------
                                                                           3,555
                                                                         -------
RAILROADS -- 0.5%
   Burlington Northern Santa Fe                           30,900           2,827
   Union Pacific                                          11,825             710
                                                                         -------
                                                                           3,537
                                                                         -------
RETAIL -- 6.3%
   Costco*                                                61,500           2,725
   CVS                                                    29,401           1,952
   Dayton-Hudson                                          86,200           5,727
   Dollar General                                         71,425           2,687
   Federated Department Stores*                           45,700           2,082
   Fred Meyer*                                            39,270           1,330
   Great Atlantic & Pacific Tea                           23,300             719
   Home Depot                                             89,100           4,984
   Homebase*                                              27,300             229
   JC Penney                                              26,850           1,725
   Kohls*                                                 56,900           4,118
   Kroger*                                                77,900           2,683
   May Department Stores                                  19,575           1,052
   Rite Aid                                               52,500           3,452
   Ruddick                                                32,900             670
   Safeway*                                              103,944           6,315
   Sears Roebuck                                           8,975             411
   TJX                                                    40,300           1,390
   Toys "R" Us*                                           46,700           1,594
   Walgreen                                               47,600           1,532
                                                                         -------
                                                                          47,377
                                                                         -------
RUBBER & PLASTIC -- 0.9%
   Dow Chemical                                           29,140           2,878
   Premark International                                  40,900           1,069
   Rubbermaid                                             16,375             397
   Sealed Air*                                            40,100           2,281
                                                                         -------
                                                                           6,625
                                                                         -------


--------------------------------------------------------------------------------
                                                        SHARES/FACE     MARKET
DESCRIPTION                                             AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.3%
   AMP                                                     41,400       $  1,798
   Intel                                                   94,068          7,302
   Thomas & Betts                                          14,100            640
                                                                        --------
                                                                           9,740
                                                                        --------
SPECIALTY CONSTRUCTION -- 0.4%
   Cooper Industries                                       52,225          2,696
   Tecumseh Products, Cl A                                 13,400            660
                                                                        --------
                                                                           3,356
                                                                        --------
STEEL & STEEL WORKS -- 0.8%
   Aluminum Company of America                             47,500          3,194
   Asarco                                                  20,900            520
   Texas Industries                                        32,000          1,490
   USX-U.S. Steel Group                                    23,100            723
                                                                        --------
                                                                           5,927
                                                                        --------
TELEPHONES & TELECOMMUNICATION -- 7.2%
   Airtouch Communications*                                97,600          3,831
   Alltel                                                  14,700            584
   Ameritech                                              112,975          8,706
   AT&T                                                   112,975          6,312
   Bell Atlantic                                           97,998          8,746
   BellSouth                                              100,093          5,480
   L.M. Ericsson Telephone, ADR*                           50,400          2,038
   Lucent Technologies                                     65,100          5,216
   Motorola                                                18,000          1,132
   SBC Telecommunications                                  10,825            788
   Sprint                                                  25,500          1,493
   US West                                                 79,525          3,594
   WorldCom*                                              183,900          5,885
                                                                        --------
                                                                          53,805
                                                                        --------
TRUCKING -- 0.2%
   Yellow*                                                 44,700          1,179
                                                                        --------
WHOLESALE -- 0.3%
   BJ's Wholesale Club*                                    27,300            795
   Cardinal Health                                         15,600          1,182
                                                                        --------
                                                                           1,977
                                                                        --------
Total Common Stocks
   (Cost $594,122)                                                       733,921
                                                                        --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
     Zero coupon, 02/05/98                               $  1,330          1,317
                                                                        --------
Total U.S. Treasury Obligation
   (Cost $1,318)                                                           1,317
                                                                        --------

================================================================================




--------------------------------------------------------------------------------
                                                            FACE        MARKET
DESCRIPTION                                             AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
   FHLB Discount Note
     5.600%, 12/01/97                                        $  120    $    120
   FHLMC Discount Notes
     5.460%, 12/05/97                                           145         145
    5.490%, 12/11/97                                            490         489
   FNMA Discount Notes
     5.430%, 12/11/97                                           805         804
     5.500%, 12/23/97                                           290         289
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $1,847)                                                          1,847
                                                                       --------

COMMERCIAL PAPER -- 0.1%
   Ford Motor Credit
     5.540%, 12/01/97                                           181         181
   Prudential Funding
     5.450%, 12/01/97                                           679         679
                                                                       --------
Total Commercial Paper
   (Cost $860)                                                              860
                                                                       --------

REPURCHASE AGREEMENT -- 1.8%
   Merrill Lynch
     5.650%, dated 11/28/97, matures
     12/01/97, repurchase price
     $13,303,000 (collateralized
     by U.S. Treasury Note par value
     $6,500,000, 5.625%, total market
     value $6,650,000)                                       13,297      13,297
                                                                       --------
Total Repurchase Agreement
   (Cost $13,297)                                                        13,297
                                                                       --------

Total Investments -- 100.1%
   (Cost $611,444)                                                      751,242
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)                                (875)
                                                                       --------


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital shares (unlimited
   authorization -- no par value) based
   on 51,291,105 outstanding shares
   of beneficial interest                                              $593,892
Undistributed net investment income                                       1,567
Accumulated net realized gain
   on investments                                                        14,720
Net unrealized appreciation
   on investments                                                       139,798
Net unrealized appreciation
   on futures contracts                                                     390
                                                                       --------
Total Net Assets -- 100.0%                                             $750,367
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $14.63
                                                                       ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SMALL CAP FUND

COMMON STOCKS -- 95.6%
AEROSPACE & DEFENSE -- 1.0%
   AAR                                                        7,000      $  270
   Aeroflex*                                                 17,800         152
   Buckeye Technologies*                                     11,100         486
   Coinstar*                                                 12,800         123
   Commonwealth Industries                                    8,810         146
   Doncasters PLC*                                            7,500         195
   Mac-Gray                                                   8,600         127
   PRT Group*                                                14,700         197
   Wyman-Gordon*                                             13,000         278
                                                                       --------
                                                                          1,974
                                                                       --------
AGRICULTURE -- 0.1%
   Sylvan*                                                   18,900         260
                                                                       --------
AIR TRANSPORTATION -- 0.9%
   Airborne Freight                                           4,890         311
   Alaska Airgroup*                                          18,500         691
   America West Holdings, Cl B*                              20,600         328
   Mesaba Holdings*                                          14,000         306
   Skywest                                                    8,500         206
                                                                       --------
                                                                          1,842
                                                                       --------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
AIRCRAFT -- 0.1%
   BE Aerospace*                                           7,000         $   221
                                                                         -------
APPAREL/TEXTILES -- 2.1%
   Ashworth*                                              14,700             160
   Culp                                                   12,600             235
   Dan River*                                             18,000             270
   Fieldcrest Cannon*                                     13,300             448
   First Years                                             7,300             172
   Galey & Lord*                                          20,800             374
   Guilford Mills                                         10,650             270
   Interface                                               6,900             207
   Kellwood                                                7,050             242
   Kenneth Cole Production*                                6,100             102
   Nautica Enterprises*                                    8,500             239
   Novel Denim Holdings*                                   6,900             157
   Pillowtex                                               7,790             206
   Quaker Fabric*                                         14,700             288
   Quiksilver*                                            11,600             306
   Tefron*                                                 8,900             187
   Tommy Hilfiger*                                         2,200              86
   Worldtex*                                              13,600             116
                                                                         -------
                                                                           4,065
                                                                         -------
AUTOMOTIVE -- 1.6%
   Arvin Industries                                        7,110             245
   Borg-Warner Automotive                                 13,350             629
   Coachmen Industries                                    14,300             318
   Federal Mogul                                          43,100           1,772
   Gentex*                                                 6,500             161
                                                                         -------
                                                                           3,125
                                                                         -------
BANKS -- 9.0%
   Affiliated Community Bancorp                            8,725             249
   Albank Financial                                        4,640             215
   Andover Bancorp                                         5,310             200
   Astoria Financial*                                     30,577           1,686
   Bank North Group                                        7,000             423
   Bank Plus*                                              1,500              17
   Bay View Capital                                        5,000             169
   Cenfed Financial                                       10,040             409
   Century Bancorp                                         7,300             131
   Coast Savings Financial*                               33,400           2,004
   Commercial Federal                                      2,950             142
   Cullen/Frost Bankers                                    1,500              80
   Dime Bancorp*                                           7,535             183
   Dime Community Bancorp*                                17,800             414
   Downey Financial                                       40,585           1,116
   Eagle Financial                                        14,400             745
   Firstfed Financial*                                     9,600             350
   Flushing Financial*                                    14,000             311
   Hubco                                                   1,854              64
   Imperial Bancorp*                                      20,330             949



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Long Island Bancorp                                       24,700      $ 1,164
   Magna Group                                                7,000          280
   New York Bancorp                                           3,000          106
   North Fork Bancorporation                                  5,000          152
   ONBANCorp                                                  4,760          320
   Peoples Heritage Financial Group                           3,600          153
   PFF Bancorp*                                              39,000          717
   Prime Bancshares*                                         13,400          265
   Reliance Bancorp                                          38,100        1,262
   Republic Bancorp                                          15,345          265
   Riggs National                                            35,250          857
   Silicon Valley Bancshares*                                 2,000          105
   SIS Bancorp                                                6,540          220
   Sterling Bancorp                                          10,800          237
   TR Financial                                              43,210        1,421
   Trans Financial                                            4,900          168
   Westamerica Bancorporation                                 1,300          119
                                                                         -------
                                                                          17,668
                                                                         -------
BEAUTY PRODUCTS -- 0.1%
   Block Drug, Cl A                                           3,811          172
                                                                         -------
BICYCLES -- 0.0%
   Rockshox*                                                  7,900           67
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.2%
   Cox Radio, Cl A*                                           2,800           95
   Getty Communications PLC*                                  8,600          124
   McClatchy Newspapers, Cl A                                 6,700          193
   Pegasus Communications*                                    1,200           26
                                                                         -------
                                                                             438
                                                                         -------
BUILDING & CONSTRUCTION -- 0.7%
   Centex                                                     5,030          319
   Crossman Communities*                                      6,000          136
   Jacobs Engineering Group*                                  5,500          145
   Lennar                                                     4,700           98
   MDC Holdings                                              22,190          245
   Toll Brothers*                                            11,800          285
   Willbros Group*                                            7,500          131
                                                                         -------
                                                                           1,359
                                                                         -------
BUILDING & CONSTRUCTION SUPPLIES -- 0.2%
   Griffon*                                                   8,200          128
   Miller Industries*                                         8,200           80
   Nortek*                                                    6,500          158
                                                                         -------
                                                                             366
                                                                         -------
CHEMICALS -- 1.3%
   Cambrex                                                   16,800          762
   Dexter                                                     6,890          274
   General Chemical Group                                    14,200          391
   H.B. Fuller                                                4,410          216

================================================================================



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Mississippi Chemical                                          400         $    8
   OM Group                                                10,300            395
   Scotts*                                                  3,700            108
   Special Devices*                                         9,900            260
   Tredegar Industries                                      3,100            204
                                                                          ------
                                                                           2,618
                                                                          ------
COAL MINING -- 0.1%
   Zeigler Coal Holding                                    13,800            219
                                                                          ------
COMMUNICATIONS EQUIPMENT -- 1.1%
   Ace-Comm*                                                3,700             61
   Davox*                                                   8,900            294
   Digital Microwave*                                       8,600            135
   Dionex*                                                  1,000             50
   Mercury Interactive                                     12,000            292
   Nice Systems Ltd*                                        5,100            222
   Pairgain Technologies*                                   3,900             92
   Powerwave Technologies*                                  7,000            174
   Sawtek*                                                  7,000            204
   Tekelec*                                                13,700            519
   Transcrypt International*                                6,600            153
                                                                          ------
                                                                           2,196
                                                                          ------
COMPUTERS & SERVICES -- 2.9%
   Apex PC Solutions*                                      10,550            232
   Avid Technology*                                        18,000            526
   Box Hill Systems*                                        6,000             70
   Channell Commercial*                                     8,500            100
   Cirrus Logic*                                           11,200            148
   Comverse Technology*                                     4,200            141
   Data General*                                            5,900            106
   Deltek Systems*                                          7,750            134
   Dynatech*                                                3,100            113
   Encad*                                                   8,700            336
   HMT Technology*                                         20,000            262
   Inspire Insurance Solutions*                             4,100             78
   Kentek Information Systems                              15,500            120
   Lecroy*                                                  4,500            172
   Maxwell Technologies*                                    7,500            201
   Memco Software Ltd*                                      4,500            104
   Micros Systems*                                          4,300            226
   National Computer Systems                                5,910            216
   Natural Microsystems*                                    7,200            342
   Network Appliance*                                       7,200            363
   Oak Technology*                                         17,600            145
   Sequent Computer Systems*                               10,000            232
   Telxon                                                  11,800            288
   Trident Microsystems*                                   15,400            176
   Wang Laboratories*                                      35,500            785
                                                                          ------
                                                                           5,616
                                                                          ------


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONCRETE & MINERAL PRODUCTS -- 0.3%
   Ferro                                                   11,540         $  442
   Florida Rock Industries                                  8,460            220
                                                                          ------
                                                                             662
                                                                          ------
CONSUMER PRODUCTS -- 0.6%
   Stride Rite                                             40,800            487
   Vans*                                                   26,500            426
   Wolverine World Wide                                     7,750            177
                                                                          ------
                                                                           1,090
                                                                          ------
CONTAINERS & PACKAGING -- 0.3%
   Greif Brothers                                           2,100             69
   Silgan Holdings*                                         9,000            313
   US Can*                                                 15,800            261
                                                                          ------
                                                                             643
                                                                          ------
DRUGS -- 2.3%
   Alpharma, Cl A                                          12,600            288
   Anesta*                                                  6,800            109
   ChiRex*                                                  7,200            175
   Dura Pharmaceuticals*                                   19,200            842
   Fuisz Technologies*                                      8,700             78
   Guilford Pharmaceuticals*                               14,400            324
   IDEC Pharmaceuticals*                                    2,300             80
   Ivax                                                    61,600            435
   Jones Medical Industries                                11,000            363
   Medicis Pharmaceutical, Cl A*                            7,500            321
   Onyx Pharmaceuticals*                                    6,400             46
   Parexel International*                                  16,300            562
   Pathogenesis*                                            9,200            327
   Rexall Sundown*                                         19,800            470
   Sangstat Medical*                                        2,700             94
                                                                          ------
                                                                           4,514
                                                                          ------
ELECTRICAL SERVICES -- 1.0%
   Commonwealth Energy System                              10,130            289
   Central Louisiana Electric                               8,500            247
   Esco Electronics*                                       12,600            206
   Public Service of New Mexico                            43,590            891
   Sierra Pacific Resources                                 8,260            280
   Sigcorp                                                 10,450            280
                                                                          ------
                                                                           2,193
                                                                          ------
ELECTRICAL TECHNOLOGY -- 0.6%
   Anadigics*                                               8,200            273
   Belden                                                   6,800            225
   Electro Scientific Industries*                           5,000            208
   Marshall Industries*                                     8,700            300
   Smart Modular*                                           1,200             74
                                                                          ------
                                                                           1,080
                                                                          ------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.2%
   Cinar Films, Cl B*                                       1,200        $    50
   Family Golf Centers*                                     9,400            267
   Harveys Casinos Resorts                                 13,800            273
   N2k*                                                     7,500            146
   Regal Cinemas*                                           8,475            216
   Vistana*                                                 9,600            212
   WMS Industries*                                         51,700          1,202
                                                                         -------
                                                                           2,366
                                                                         -------
ENVIRONMENTAL SERVICES -- 0.3%
   American Disposal Services*                              2,300             82
   Eastern Environmental Services*                          8,700            207
   Newpark Resources*                                      11,200            223
                                                                         -------
                                                                             512
                                                                         -------
FINANCIAL SERVICES -- 5.3%
   Americredit*                                            10,600            293
   Apartment Investment &
     Management, REIT                                      28,000            990
   Arden Reality Group, REIT*                              21,400            651
   Bedford Property Investors, REIT                         9,000            184
   Brandywine Realty Trust, REIT                            8,900            215
   Burnham Pacific Properties, REIT                        15,900            228
   Equity Inns, REIT                                       21,100            320
   First Alliance*                                          9,375            195
   Franchise Mortgage Acceptance*                           9,300            163
   Healthcare Realty Trust, REIT                            8,700            254
   Home Properties of
     New York, REIT                                        12,300            327
   Imperial Credit Industries*                             21,200            507
   Interra Financial                                        4,900            270
   JSB Financial                                            5,500            256
   Kilroy Realty, REIT                                     33,700            885
   Liberty Property Trust, REIT                            25,100            701
   McDonald                                                29,100            784
   Metris*                                                  6,600            251
   Mid-America Apartment
     Communities, REIT                                     15,000            414
   Moneygram Payment Systems*                              10,800            139
   Pacific Gulf Properties, REIT                            8,700            195
   Piper Jaffray                                            9,750            270
   Prentiss Properties Trust, REIT                         32,000            828
   RFS Hotel Investors, REIT                               35,300            671
   Sirrom Capital                                           4,800            211
   T&W Financial*                                           9,900            160
                                                                         -------
                                                                          10,362
                                                                         -------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   Adolph Coors, Cl B                                       8,060            290
   Chiquita Brands International                           32,400            549
   M&F Worldwide                                           16,800            162
   Morningstar Group*                                       7,000            343


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Pilgrims Pride                                            9,000       $   144
   Schweitzer-Manduit International*                         5,400           192
   Standard Commercial                                       6,363           111
   Universal                                                 7,400           293
                                                                         -------
                                                                           2,084
                                                                         -------
GAS/NATURAL GAS -- 0.7%
   Connecticut Energy                                        9,200           238
   Energen                                                   4,560           173
   Northwest Natural Gas                                     8,600           241
   NUI                                                      21,800           537
   Unit*                                                    17,900           196
                                                                         -------
                                                                           1,385
                                                                         -------
GLASS PRODUCTS -- 0.3%
   Excel Industries                                         11,050           215
   Hirsch International*                                     5,450           109
   Libbey                                                    8,400           332
                                                                         -------
                                                                             656
                                                                         -------
HOTELS & LODGING -- 0.6%
   CapStar Hotel*                                            2,100            79
   Doubletree*                                               1,500            66
   Pegasus Systems*                                         12,000           213
   Prime Hospitality*                                       12,000           229
   Signature Resorts*                                       12,800           342
   Silverleaf Resorts*                                      11,300           234
                                                                         -------
                                                                           1,163
                                                                         -------
HOUSEHOLD FURNITURE & FIXTURES -- 0.7%
   Bush Industries                                           7,800           206
   Ethan Allen Interiors                                    15,200           585
   Furniture Brands International*                          21,700           425
   O'Sullivan Industries Holdings*                          15,960           203
                                                                         -------
                                                                           1,419
                                                                         -------
HOUSEHOLD PRODUCTS -- 1.4%
   Advanced Lighting Technologies*                           8,500           178
   American Safety Razor*                                   47,750           907
   Helen of Troy Ltd*                                       11,200           160
   Holophane*                                               10,000           227
   National Presto Industries                               16,600           651
   Royal Appliance Manufacturing*                           17,000           118
   Thomas Industries                                         7,110           226
   Windmere                                                 13,100           316
                                                                         -------
                                                                           2,783
                                                                         -------
INSURANCE -- 5.7%
   Allmerica Financial*                                      6,800           330
   American Heritage                                         4,580           168
   Arm Financial                                             6,000           122
   Capmac Holdings                                          11,500           390

================================================================================



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CNA Surety                                              11,990        $   174
   Concentra Managed Care*                                  5,500            186
   Delphi Financial Group, Cl A*                            4,490            180
   E.W. Blanch Holdings                                    17,100            591
   Enhance Financial Services Group                         6,200            346
   Everest Reinsurance Holdings                             6,500            247
   Executive Risk                                           2,900            188
   First American Financial                                 3,880            238
   FPIC Insurance Group*                                    8,200            225
   Fremont General                                          5,180            238
   Frontier Insurance Group                                 3,000             72
   Harleysville Group                                      13,200            305
   Healthcare Recoveries*                                   7,000            142
   Highlands Insurance Group*                              21,200            596
   Horace Mann Educators                                   31,300          1,749
   IPC Holdings                                            27,300            822
   Lasalle Re Holdings                                      9,800            322
   Life Re                                                  3,300            189
   Life USA Holdings*                                      26,300            441
   NS Group*                                                2,700             51
   Orion Capital                                            5,970            269
   Penn Treaty American*                                    4,500            146
   Penncorp Financial Group                                 8,300            281
   PMI Group                                                2,800            182
   Presidential Life                                       11,290            229
   Renaissancere Holdings                                   9,700            406
   RLI                                                      5,140            225
   State Auto Financial                                    15,600            388
   Stirling Cooke Brown Holdings*                           3,400             82
   Total Renal Care Holdings*                              14,000            362
   Vesta Insurance Group                                    4,200            230
   WR Berkley                                               4,800            200
                                                                         -------
                                                                          11,312
                                                                         -------
LEASING & RENTING -- 0.3%
   Aaron Rents                                             12,800            214
   Rental Service*                                          8,500            214
   Renters' Choice*                                         9,350            210
                                                                         -------
                                                                             638
                                                                         -------
LEISURE PRODUCTS -- 0.4%
   DSI Toys*                                               12,000             33
   Fossil*                                                  8,700            194
   Standard Motor Products                                  9,700            191
   Velcro Industries                                        2,800            266
                                                                         -------
                                                                             684
                                                                         -------
LUMBER & WOOD PRODUCTS -- 0.4%
   American Woodmark                                        7,300            161
   Modtech*                                                12,150            255
   TJ International                                        17,010            423
                                                                         -------
                                                                             839
                                                                         -------



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 2.7%
   Allied Products                                         5,250         $   127
   Amcast Industrial                                       9,410             233
   Aptar Group                                             3,600             205
   Asyst Technologies*                                     8,400             259
   Brooks Automation*                                      2,700              57
   Camco International                                     1,500              94
   CTB International                                      10,100             168
   Gardner Denver Machinery*                              11,030             414
   Gehl*                                                   5,200             117
   Gleason                                                 7,900             205
   Idex                                                    1,500              50
   Kuhlman                                                12,800             452
   Kulicke & Soffa Industries*                             2,200              61
   Lam Research*                                             500              15
   Layne Christensen *                                     6,500             113
   Lindsay Manufacturing                                   2,500             101
   Magnetek*                                               8,600             180
   Manitowoc                                               4,200             140
   Micrel*                                                 6,500             225
   Moog*                                                  29,200           1,062
   Omniquip International*                                19,600             375
   Robbins and Myers                                       3,000             115
   Terex                                                  16,900             346
   Varco International*                                    5,600             287
                                                                         -------
                                                                           5,401
                                                                         -------
MANUFACTURING -- 0.7%
   Donaldson                                               1,500              72
   Gasonics International*                                12,800             170
   Halter Marine Group*                                    4,750             132
   NCH                                                     3,250             222
   Watts Industries, Cl A                                 27,000             687
   Zebra Technologies, Cl A*                               2,000              64
                                                                         -------
                                                                           1,347
                                                                         -------
MARINE TRANSPORTATION -- 1.0%
   Avondale Industries*                                   48,160           1,367
   Hvide Marine*                                           8,000             226
   Oak Industries*                                        11,700             324
                                                                         -------
                                                                           1,917
                                                                         -------
MEASURING DEVICES -- 1.0%
   Advanced Energy Industries*                             6,800             134
   Aetrium*                                               14,900             278
   Chart Industries                                        9,600             222
   Cohu                                                    5,700             202
   Cyberoptics                                             9,500             260
   Esterline Technologies*                                 7,300             258
   Fluke                                                   9,000             214
   Molecular Dynamics*                                     9,000             181
   MTS Systems                                             5,700             219
                                                                         -------
                                                                           1,968
                                                                         -------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.6%
   Advanced Health*                                         5,800         $   79
   Algos Pharmaceuticals*                                  10,800            281
   American Homepatient*                                   23,500            482
   Apria Healthcare Group*                                 36,300            572
   Assisted Living Concepts*                                8,200            140
   Capital Senior Living*                                   7,300             94
   Carematrix                                               6,200            165
   Castle Dental Centers*                                   5,500             60
   Del Global Technologies*                                22,300            223
   Digene*                                                  7,300             67
   ESC Medical Systems*                                     7,100            255
   Genesis Health Ventures*                                 4,000             97
   Gilead Sciences*                                         1,400             48
   Haemonetics*                                            12,300            181
   Hanger Orthopedic Group*                                 8,500            105
   Healthworld                                             12,200            128
   Hologic*                                                10,400            269
   Horizon Health                                           6,500            153
   Integrated Health Services                              14,100            429
   Interim Services*                                       10,100            286
   Invacare                                                 3,000             69
   Mariner Health Group*                                   10,200            148
   Maxicare Health Plans*                                   8,500            109
   Medquist*                                                7,650            199
   Mentor Corporation                                       7,500            255
   Molecular Devices*                                       6,200            129
   National Surgery Centers*                                7,500            187
   NCS Healthcare*                                         10,400            277
   Novacare*                                               16,760            207
   OEC Medical Systems*                                     3,300             71
   Orthodontic Centers of America*                         24,900            451
   Paragon Health Network*                                  3,706            192
   Pediatrix Medical Group*                                 8,600            381
   Pharmaceutical Product
     Development*                                           5,200             79
   PHP Healthcare*                                          4,400             71
   Renal Treatment Centers*                                 7,000            233
   Res-Care*                                               11,100            261
   Respironics*                                             6,900            185
   Sabratek*                                                3,800             99
   Safeskin*                                                4,700            224
   Schick Technologies*                                     4,000            105
   Sofamor/Danek Group*                                     3,200            225
   Sun Healthcare Group*                                   11,000            236
   Techne*                                                  3,600             67
   Trigon Healthcare*                                      11,400            292
   Universal Health Services, Cl B*                         1,400             61
   Urologix*                                                6,400            127
                                                                          ------
                                                                           9,054
                                                                          ------


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
   Cleveland Cliffs                                          6,100        $  263
   Wolverine Tube*                                           7,500           238
                                                                          ------
                                                                             501
                                                                          ------
MISCELLANEOUS BUSINESS SERVICES -- 7.4%
   Abacus Direct*                                            4,500           188
   Acxiom*                                                   6,000           103
   Advo Systems*                                            13,600           296
   American Business Info, Cl A*                             4,600            54
   American Software*                                       15,600           144
   Arbor Software*                                           7,200           218
   Aspen Technology*                                        16,400           625
   Axent Technologies*                                       4,700            98
   Black Box*                                                4,500           160
   Borland International*                                   24,400           247
   Cambridge Technology Partners*                            9,500           369
   Concord EFS*                                             17,100           436
   Credit Management Solutions*                              6,800            82
   Cybermedia*                                               6,300           142
   Day Runner*                                               6,600           257
   Discreet Logic*                                           5,700           108
   Engineering Animation*                                    3,100           143
   Envoy*                                                   16,800           519
   Fair, Isaac                                               4,000           171
   Harbinger                                                 3,500           105
   HNC Software*                                             4,100           129
   Hooper Holmes                                             5,400            86
   Hyperion Software*                                       17,900           771
   ITI Technologies*                                         6,700           167
   J.D. Edwards*                                             2,400            82
   JDA Software Group*                                      16,700           518
   Learning*                                                53,500           970
   Legato Systems*                                           3,200           122
   Logility*                                                 5,800            80
   Manugistics*                                              6,400           223
   McAfee Associates*                                        3,000           137
   Metzler Group*                                            6,900           269
   NCO Group*                                                4,500           170
   Nova*                                                     4,900           131
   Novacare Employee Services*                               8,300            75
   Ontrack Data International*                               4,900           112
   Peerless Systems*                                        11,200           167
   Pegasystems*                                             10,300           198
   Peritus Software Services*                                6,600           113
   Pierce Leahy*                                             3,200            78
   PRI Automation*                                           5,500           188
   Project Software & Development*                          23,000           449
   Quickresponse Services*                                   2,300            81
   Registry*                                                 7,000           308
   Remedy*                                                   2,500           109
   RWD Technologies*                                         4,600            93
   Security Dynamics Technology*                             2,700            92

================================================================================




--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Siebel Systems*                                           1,400       $    58
   Software AG Systems*                                     21,800           222
   Staff Leasing*                                           10,800           240
   Stratus Computer*                                         3,500           114
   Summit Design*                                            4,700            65
   Sunquest*                                                 2,700            21
   Superior Services*                                        3,500            83
   Systems & Computers
     Technology*                                             8,500           397
   Technology Solutions*                                    11,100           343
   Transaction Systems Architects*                           8,500           330
   Vantive                                                   3,000            72
   Veritas Software*                                         9,525           416
   Vestcom International*                                    8,100           164
   Viewlogic Systems*                                       14,800           394
   Visio*                                                   14,800           557
   Wackenhut Corrections*                                   11,900           333
   Wall Data*                                                8,100           132
   Wonderware                                               15,100           276
                                                                         -------
                                                                          14,600
                                                                         -------
MISCELLANEOUS CONSUMER SERVICES -- 0.5%
   Carriage Services*                                        7,800           152
   Corestaff*                                                2,000            54
   CPI                                                       6,400           119
   G&K Services                                              4,500           165
   Lamalie Associates*                                       8,900           165
   Robert Half International*                                  600            23
   Romac International*                                      3,600            70
   SOS Staffing Services*                                   13,600           286
                                                                         -------
                                                                           1,034
                                                                         -------
MISCELLANEOUS MANUFACTURING -- 1.4%
   AFC Cable Systems*                                        9,250           247
   Cable Design Technologies*                                6,500           263
   Coastcast*                                               11,400           160
   Coherent*                                                 2,500            94
   Culligan Water Technologies*                              4,700           211
   Encore Wire*                                             12,000           413
   General Cable*                                           14,200           485
   Paragon Trade Brands*                                     4,600           104
   RMI Titanium*                                             7,800           185
   Samsonite                                                 5,500           199
   Varlen                                                   11,100           304
                                                                         -------
                                                                           2,665
                                                                         -------
OFFICE FURNITURE & FIXTURES -- 0.2%
   Kimball International, Cl B                               4,960           199
   Knoll*                                                    6,200           187
                                                                         -------
                                                                             386
                                                                         -------



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.6%
   American Pad & Paper*                                  14,200         $   206
   Gaylord Container*                                     28,400             193
   Shorewood Packaging*                                   29,200             704
                                                                         -------
                                                                           1,103
                                                                         -------
PETROLEUM & FUEL PRODUCTS -- 3.3%
   Basin Exploration*                                        700              13
   Belco Oil & Gas*                                        7,700             158
   Berry Petroleum                                        32,500             607
   Cabot Oil & Gas, Cl A                                   3,100              64
   Cliffs Drilling*                                        6,000             333
   Comstock Resources*                                    17,300             227
   Cross Timbers Oil                                       6,700             155
   Eagle Geophysical*                                      6,400             104
   Edge Petroleum*                                         6,900              94
   Evergreen Resources*                                   13,400             209
   EVI*                                                    2,600             134
   Forcenergy Gas*                                         1,900              59
   Giant Industries                                       11,000             202
   Grey Wolf*                                             10,600              66
   HS Resources*                                          10,100             161
   IRI International                                       3,500              56
   Key Energy Group*                                      13,600             331
   Marine Drilling*                                       12,500             284
   National Energy Group
     International*                                       37,500             162
   Nuevo Energy*                                           1,400              58
   Oceaneering International*                             12,100             250
   Patterson Energy*                                       8,000             294
   Petroglyph Energy*                                      4,500              50
   Pool Energy Services*                                  10,600             274
   Pride International*                                    7,000             193
   SEACOR SMIT*                                            8,000             446
   Seitel*                                                 5,800             223
   Snyder Oil Common                                      12,010             239
   UTI Energy*                                            14,900             417
   Veritas DGC*                                           11,600             464
   Wiser Oil                                              11,430             174
                                                                         -------
                                                                           6,501
                                                                         -------
PRINTING & PUBLISHING -- 2.7%
   Applied Graphics Technologies*                          4,700             219
   Big Flower Press Holdings*                             27,100             595
   Bowne                                                  25,600             978
   Electronics for Imaging*                                2,600             125
   Journal Register*                                       9,800             166
   Lone Star Industries                                    8,090             422
   Media General                                          22,800             972
   Merrill                                                 9,400             189
   New England Business Service                            4,000             127
   Southdown                                               9,100             525

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


SMALL CAP FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
Standard Register                                           7,710        $   264
   Valassis Communications*                                27,300            821
                                                                         -------
                                                                           5,403
                                                                         -------
PROFESSIONAL SERVICES -- 1.6%
   American Oncology Resources*                            28,900            394
   Boron Lepore & Associates*                               7,200            176
   Carson Pirie*                                            6,890            356
   CDI*                                                     5,000            207
   Consolidated Graphics*                                   4,850            232
   Devry*                                                   7,000            187
   Educational Management*                                  4,100            102
   Equity International*                                   29,000            620
   Fabri-Centers of America, Cl A*                          8,000            168
   FYI*                                                     4,600            109
   Pre Paid Legal*                                          2,500             71
   Preview Travel*                                          4,300             40
   Sylvan Learning Systems*                                 4,900            200
   Tetra Tech*                                              7,000            179
   White Cap Industries*                                    4,100             79
                                                                         -------
                                                                           3,120
                                                                         -------
RAILROADS -- 0.2%
   Canadian National Railway                                5,300            274
   Rural/Metro*                                             2,500             85
                                                                         -------
                                                                             359
                                                                         -------
REAL ESTATE -- 0.2%
   Golf Trust of America, REIT                             12,300            332
   Intrawest                                                3,500             59
                                                                         -------
                                                                             391
                                                                         -------
RETAIL -- 9.3%
   Ames Department Stores*                                 18,600            316
   Arbor Drugs                                              6,300            171
   Authentic Fitness                                       14,200            233
   Boise Cascade Office Products*                          13,600            247
   Bombay*                                                 23,800            123
   Brylane*                                                 7,200            373
   Building Material Holding                               21,200            239
   Burlington Coat Factory
     Warehouse*                                            77,360          1,446
   Cash America International                              34,980            437
   CDW Computer Centers*                                    5,250            310
   Charming Shoppes*                                       69,200            340
   Cheesecake Factory*                                      6,200            191
   Children's Place Retail Stores*                          7,100             36
   CKE Restaurants                                          7,150            269
   Compucom Systems*                                       29,900            306
   Dollar Tree Stores*                                      2,500            104
   Dress Barn*                                             25,570            658
   Duck-Wall Alco Stores*                                   7,100            109


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Eagle Hardware & Garden*                                 3,500        $    60
   Fine Host*                                               4,400            129
   Finlay Enterprises*                                      8,600            185
   Foodmaker*                                              12,800            198
   Footstar*                                               22,300            669
   Fred Meyer*                                             10,060            341
   Gadzooks*                                                6,800            190
   Genesco*                                                 6,300             82
   Goodys Family Clothing*                                  5,500            183
   Guitar Center*                                           3,000             65
   Homebase*                                               62,300            522
   Hot Topic*                                               8,400            210
   Information Management
     Associates*                                            6,700             70
   Landry's Seafood Restaurants*                           15,600            439
   Little Switzerland*                                     27,600            185
   Longs Drug Stores                                       41,900          1,226
   Men's Wearhouse*                                        10,700            376
   Michaels Stores*                                         9,600            311
   Microage*                                                2,600             52
   Nichols Research*                                        3,650             86
   O'Charleys*                                             10,000            180
   Pacific Sunwear of California*                          10,200            333
   Papa John's International*                               7,900            263
   Paul Harris Stores*                                     16,900            357
   Petco Animal Supplies*                                  16,250            479
   Pier 1 Imports                                          14,700            329
   Piercing Pagoda*                                         4,400            117
   Proffitts*                                               2,800             86
   Quality Food Centers*                                    6,000            377
   Ross Stores*                                             6,600            257
   Ruddick                                                 22,300            454
   Ryan's Family Steak Houses*                             28,730            255
   Shopko Stores                                           67,050          1,408
   Showbiz Pizza Time*                                     10,900            234
   Sonic*                                                  10,200            282
   St. John Knits                                           5,000            191
   Tropical Sportswear*                                    16,900            199
   Track 'n Trail*                                          6,100             64
   US Office Products*                                      5,100            101
   Whole Foods Market*                                      4,599            211
   Williams Sonoma*                                         2,600             99
   Zale*                                                   23,300            518
                                                                         -------
                                                                          18,281
                                                                         -------
RUBBER & PLASTIC -- 0.6%
   Carlisle Companies                                       4,300            183
   Furon                                                   12,400            490
   Hanna                                                   16,700            412
                                                                         -------
                                                                           1,085
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.1%
   Alliance Semiconductor*                                 11,400             72

================================================================================


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   AVX                                                     12,300         $  331
   Burr-Brown*                                             12,350            374
   Computer Products*                                       6,500            129
   Cypress Semiconductor*                                   8,700             95
   Elantec Semiconductor*                                   9,600             58
   ESS Technology*                                         46,900            469
   Etec Systems*                                            5,000            229
   FSI International*                                       1,300             20
   Hadco*                                                   4,200            260
   Helix Technology                                        12,400            292
   Hutchinson Technology*                                   2,900             69
   IEC Electronics                                         16,500            248
   Integrated Device Technology*                            7,700             78
   International Manufacturing
     Services*                                             14,600            148
   Intevac*                                                12,500            125
   Level One Communications*                                9,750            407
   Microchip Technology*                                    1,850             65
   Novellus Systems*                                          500             19
   Photronics Labs*                                         6,200            296
   PMC-Sierra*                                              9,300            256
   Qlogic*                                                  6,300            209
   Remec*                                                  10,600            248
   Sanmina*                                                11,000            748
   Stoneridge*                                             22,900            385
   Technitrol                                               4,800            152
   Unitrode*                                                8,400            158
   Vitesse Semiconductor*                                   4,100            183
   Zytec*                                                     700             18
                                                                          ------
                                                                           6,141
                                                                          ------
SPECIALTY CONSTRUCTION -- 0.2%
   Apogee Enterprises                                      10,000            221
   Oakwood Homes                                            5,000            150
                                                                          ------
                                                                             371
                                                                          ------
SPECIALTY MACHINERY -- 0.1%
   Fedders                                                 24,400            139
   Littelfuse*                                              1,000             28
   Pameco                                                   7,300            114
                                                                          ------
                                                                             281
                                                                          ------
STEEL & STEEL WORKS -- 0.9%
   Inland Steel Industries                                 11,570            221
   Maverick Tube*                                          23,000            657
   National Steel, Cl B*                                   32,230            483
   Precision Castparts                                      2,000            119
   Quanex                                                   5,800            173
   Reliance Steel & Aluminum                                7,340            206
                                                                          ------
                                                                           1,859
                                                                          ------


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 1.2%
   Boston Communications Group*                             16,000        $  150
   Boston Technology*                                        2,300            49
   Brightpoint*                                             39,650           637
   Concentric Network                                        6,200            64
   ICG Communications*                                       1,800            42
   Intermedia Communications
     of Florida*                                             1,400            69
   LCC International*                                        9,800           194
   Mas Technology Limited, ADR*                              9,200           143
   Metromedia Fiber Network*                                 2,600            44
   Nextlink Communications*                                  8,900           180
   Pacific Gateway Exchange*                                 6,800           264
   Smartalk Teleservices*                                    7,700           165
   United Video Satellite Group*                            10,500           273
                                                                          ------
                                                                           2,274
                                                                          ------
TESTING LABORATORIES -- 0.4%
   Aurora Biosciences                                        7,700           100
   Celgene                                                  10,700            97
   Curative Technologies*                                    3,400            97
   International Telecommunications
     Data Systems*                                           5,600           146
   Neurex                                                    2,200            34
   Plexus*                                                  10,400           277
                                                                          ------
                                                                             751
                                                                          ------
TRANSPORTATION SERVICES -- 0.2%
   Galileo International*                                    8,900           239
   GATX                                                      4,090           248
                                                                          ------
                                                                             487
                                                                          ------
TRUCKING -- 1.6%
   Air Express International                                 3,000            86
   American Freightways                                      7,500           108
   Arkansas Best*                                           33,800           372
   Expeditors International
     of Washington                                           9,600           374
   Heartland Express*                                        2,000            47
   Iron Mountain*                                            6,900           260
   MS Carriers*                                              7,400           179
   Roadway Express                                          10,900           294
   Rollins Truck Leasing                                    30,700           516
   Swift Transportation*                                     5,500           153
   USFreightways                                            14,920           459
   Werner Enterprises                                        2,000            43
   Yellow*                                                   8,520           225
                                                                          ------
                                                                           3,116
                                                                          ------
WATER UTILITIES -- 0.1%
   California Water Service                                  4,520           242
                                                                          ------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


SMALL CAP FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 4.7%
   Adflex Solutions*                                       10,500       $    202
   Amerisource Health*                                      4,000            259
   Aztec Manufacturing                                     14,100            241
   Barnes Group                                             9,560            250
   BJ's Wholesale Club*                                    73,800          2,149
   Cameron Ashley Building
     Products*                                              8,100            127
   Cellstar*                                               10,500            272
   Central Garden and Pet*                                  9,500            270
   CHS Electronics*                                         3,200             60
   Greenbrier                                              23,700            406
   HA-LO Industries*                                       10,850            276
   Insight Enterprises*                                    13,950            541
   Integrated Circuit Systems*                             11,300            318
   JP Foodservice*                                          8,000            236
   Marquette Medical Systems, Cl A*                        16,700            376
   Michael Foods                                           12,900            285
   North Face*                                             17,000            370
   Patterson Dental*                                        6,000            246
   Performance Food Group*                                  6,500            137
   Pioneer Standard Electronics                            48,000            789
   Richfood Holdings                                        6,100            167
   SED International Holdings*                             18,490            237
   Serologicals*                                            9,800            218
   Tower Automotive*                                        6,000            238
   United Stationers                                        7,700            331
   Universal Forest Products                               24,300            371
                                                                        --------
                                                                           9,372
                                                                        --------
Total Common Stocks
   (Cost $163,827)                                                       188,601
                                                                        --------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
     Zero coupon, 02/05/98                               $    410            406
                                                                        --------
Total U.S. Treasury Obligation
   (Cost $406)                                                               406
                                                                        --------

REPURCHASE AGREEMENT -- 4.1%
   Merrill Lynch
     5.650%, dated 11/28/97,
     matures 12/01/97, repurchase price
     $8,102,000 (collateralized by various
     U.S. Treasury Notes par value
     $4,700,000, 5.250%- 6.000%, 12/31/97-09/30/98,
     total market value: $4,759,000)                        8,098          8,098
                                                                        --------
Total Repurchase Agreement
   (Cost $8,098)                                                           8,098
                                                                        --------


--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 99.9%
   (Cost $172,331)                                                      $197,105
                                                                        --------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                    192
                                                                        --------

NET ASSETS:
Capital shares (unlimited
   authorization -- no par value) based
   on 15,622,355 outstanding shares of
   beneficial interest                                                   163,326
Undistributed net investment income                                          157
Accumulated net realized gain
   on investments                                                          8,893
Net unrealized appreciation on investments                                24,774
Net unrealized appreciation on futures
   contracts                                                                 147
                                                                        --------
Total Net Assets -- 100.0%                                              $197,297
                                                                        ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                           $  12.63
                                                                        ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND
U.S. TREASURY OBLIGATIONS -- 25.6%
   U.S. Treasury Bonds
     9.250%, 02/15/16                                   $ 28,695        $ 38,527
     6.000%, 02/15/26                                      8,220           8,093
     6.500%, 11/15/26                                      2,489           2,622
     6.625%, 02/15/27                                     34,202          36,659
     6.375%, 08/15/27                                      2,000           2,079
     6.125%, 11/15/27                                        150             152
   U.S. Treasury Notes
     5.000%, 01/31/99                                        450             446
     6.000%, 06/30/99                                      3,140           3,151
     5.875%, 11/15/99                                      1,760           1,763
     6.375%, 01/15/00                                        525             531
     6.375%, 05/15/00                                        500             506
     5.750%, 10/31/00                                        685             684
     6.625%, 03/31/02                                        200             206
     6.250%, 06/30/02                                      1,070           1,086
     6.250%, 08/31/02                                         35              36
     5.750%, 11/30/02                                      2,900           2,889
    10.750%, 02/15/03                                        400             486

================================================================================




--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
     5.875%, 02/15/04                                  $    675         $    676
     3.375%, 01/15/07 (E)                                 7,519            7,416
     6.625%, 05/15/07                                       740              779
     6.125%, 08/15/07                                     2,900            2,956
     6.250%, 08/15/23                                     1,810            1,841
   U.S. Treasury STRIPS
     Zero coupon, 08/15/20                                6,000            1,493
   U.S. Treasury Bill (C)
     Zero coupon, 03/05/98                                  950              937
                                                                        --------
Total U.S. Treasury Obligations
   (Cost $108,883)                                                       116,014
                                                                        --------

CORPORATE OBLIGATIONS -- 20.6%
AIR TRANSPORTATION -- 0.4%
   Federal Express
     9.650%, 06/15/12                                     1,275            1,567
     9.625%, 10/15/19                                       150              162
                                                                        --------
                                                                           1,729
                                                                        --------
BANKS -- 4.0%
   BankAmerica
     9.200%, 05/15/03                                       150              169
   Continental Bank, N.A .
    12.500%, 04/01/01                                     1,000            1,181
   Equitable
     9.000%, 12/15/04                                       700              792
   First Chicago
     9.875%, 08/15/00                                       450              489
  11.250%, 02/20/01                                       2,000            2,280
   First National Bank of Omaha
     7.320%, 12/01/10                                       250              254
   First USA Bank of
     Wilmington Delaware
     6.375%, 10/23/00                                     4,090            4,100
   J.P. Morgan Capital
     7.950%, 02/01/27                                       200              212
   Korea Development Bank
     7.125%, 09/17/01                                       540              517
   Midland Bank
     6.950%, 03/15/11                                     1,750            1,778
   NCNB Bank
    10.200%, 07/15/15                                     1,200            1,596
   National Bank of Hungary
     8.875%, 11/01/13                                       650              702
   Security Pacific
    11.000%, 03/01/01                                     2,750            3,118
   Swiss Bank
     7.375%, 07/15/15                                       200              212
     7.000%, 10/15/15                                       300              306
                                                                        --------
                                                                          17,706
                                                                        --------


--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.8%
   Continental Cablevision
     8.875%, 09/15/05                                      $    525     $    589
     9.000%, 09/01/08                                           800          925
     9.500%, 08/01/13                                         1,725        2,012
                                                                        --------
                                                                           3,526
                                                                        --------
CHEMICALS -- 0.1%
   Rohm & Haas
     9.500%, 04/01/21                                           600          673
                                                                        --------
                                                                             673
                                                                        --------
ELECTRICAL SERVICES -- 1.9%
   Arizona Public Service
     PVNGS II Funding
     8.000%, 12/30/15                                         1,000        1,075
   Boston Edison
     9.875%, 06/01/20                                           800          878
   Boston Edison First Mortgage
     9.375%, 08/15/21                                         1,050        1,186
   Commonwealth Edison
     9.750%, 02/15/20                                         1,000        1,087
     9.875%, 06/15/20                                           150          176
   Deseret Generator & Transportation
     Cooperative
     9.375%, 01/02/11                                           174          181
   Hydro Quebec
     8.050%, 07/07/24                                           450          514
   Korea Electric Power
     7.750%, 04/01/13                                           540          448
     6.750%, 08/01/27                                           450          395
   Long Island Lighting
     9.625%, 07/01/24                                           350          360
   Mississippi Power & Light
     8.800%, 04/01/05                                         1,500        1,509
   Mobile Energy Services
     8.665%, 01/01/17                                           284          306
   Public Services Electric
     & Gas (MBIA)
     7.625%, 02/01/00                                           200          205
   System Energy Resources
     7.430%, 01/15/11                                           375          380
                                                                        --------
                                                                           8,700
                                                                        --------
ENTERTAINMENT -- 0.2%
   News America Holdings
     10.125%, 10/15/12                                          600          698
                                                                        --------
                                                                             698
                                                                        --------
FINANCIAL SERVICES -- 6.2%
   Associates of North America
     9.125%, 04/01/00                                         1,300        1,381
   Bear Stearns
     6.500%, 06/15/00                                         1,450        1,459

SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chrysler Financial
    13.250%, 10/15/99                                    $   150         $   168
   Countrywide Capital I
     8.000%, 12/15/26                                        600             624
   Dresdner Bank
     7.250%, 09/15/15                                      1,250           1,303
   FNMA, MTN
     8.250%, 04/23/12                                      1,325           1,333
   Ford Motor Capital
     7.700%, 05/15/97                                      1,300           1,412
    10.125%, 11/15/00                                      1,525           1,679
     9.500%, 07/01/01                                      1,000           1,101
     9.500%, 06/01/10                                      1,000           1,219
   Ford Motor Credit
     8.375%, 01/15/00                                        150             157
     6.850%, 08/15/00                                        575             584
   GMAC
     0.000%, 06/15/15                                      2,600             796
   Goldman Sachs
     6.250%, 02/01/03                                        800             791
   Household Finance
     9.625%, 07/15/00                                        815             880
   Lehman Brothers
     9.875%, 10/15/00                                      1,625           1,767
     6.125%, 02/01/01                                      1,750           1,737
   Lehman Brothers Holdings, MTN
     9.375%, 01/15/99                                        600             621
     8.875%, 02/15/00                                        250             263
   Paine Webber
     6.730%, 01/20/04                                        150             150
   Paine Webber Group
     6.930%, 08/15/03                                        325             329
   Salomon Brothers
     7.750%, 05/15/00                                        225             232
     6.750%, 02/15/03                                      1,650           1,660
     7.000%, 06/15/03                                        500             509
   Salomon
     7.500%, 02/01/03                                        750             779
   US West Capital Funding
     7.900%, 02/01/27                                      1,000           1,075
   Wharf International Finance
     7.625%, 03/13/07                                        575             569
   Zurich Capital Trust (B)
     8.376%, 06/01/37                                      3,300           3,655
                                                                         -------
                                                                          28,233
                                                                         -------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Philip Morris
     7.000%, 07/15/05                                        750             760
   RJR Nabisco
     8.250%, 07/01/04                                      1,000           1,036



--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
     8.750%, 08/15/05                                     $   250        $   265
     8.500%, 07/01/07                                         100            105
     8.750%, 07/15/07                                         425            455
                                                                         -------
                                                                           2,621
                                                                         -------
GAS/NATURAL GAS -- 0.4%
   K N Energy
     9.625%, 08/01/21                                       1,400          1,666
                                                                         -------
                                                                           1,666
                                                                         -------
INSURANCE -- 0.2%
   American General
     9.625%, 07/15/00                                         440            476
   Loew's
     7.625%, 06/01/23                                         450            461
                                                                         -------
                                                                             937
                                                                         -------
LEASING & RENTING -- 0.3%
   General Motors
     9.625%, 12/01/00                                       1,271          1,385
                                                                         -------
                                                                           1,385
                                                                         -------
LUMBER & WOOD PRODUCTS -- 0.5%
   Georgia Pacific
     9.500%, 12/01/11                                       1,300          1,594
     9.750%, 01/15/18                                         500            521
     9.875%, 11/01/21                                         300            341
                                                                         -------
                                                                           2,456
                                                                         -------
MACHINERY -- 0.0%
   Tenneco
     7.450%, 12/15/25                                         125            127
                                                                         -------
                                                                             127
                                                                         -------
MISCELLANEOUS MANUFACTURING -- 1.0%
   N R G Energy (B)
     7.625%, 02/01/06                                       2,000          2,083
   Phillips Petroleum
     9.180%, 09/15/21                                       1,200          1,329
   Pohang Iron & Steel
     7.125%, 07/15/04                                         500            463
     7.375%, 05/15/05                                         250            233
                                                                         -------
                                                                           4,108
                                                                         -------
MISCELLANEOUS TRANSPORTATION -- 1.1%
   British Aerospace Financial (B)
     7.500%, 07/01/27                                       4,600          4,939
                                                                         -------
                                                                           4,939
                                                                         -------

================================================================================



--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.3%
   Federal Paperboard
     8.875%, 07/01/12                                       $   300      $   359
   Union Camp
    10.000%, 05/01/19                                           550          605
   Weyerhaeuser
     7.250%, 07/01/13                                           325          341
                                                                         -------
                                                                           1,305
                                                                         -------
PRECIOUS METALS -- 0.1%
   Wharf Capital
     8.875%, 11/01/04                                           375          393
                                                                         -------
                                                                             393
                                                                         -------
RETAIL -- 1.0%
  Dayton Hudson
    10.000%, 01/01/11                                           350          440
     8.600%, 01/15/12                                           175          203
   J.C. Penney
     9.750%, 06/15/21                                         1,200        1,340
   Loew's
     7.000%, 10/15/23                                         1,350        1,294
   May Department Stores
     9.875%, 06/15/21                                         1,500        1,719
                                                                         -------
                                                                           4,996
                                                                         -------
TELEPHONES & TELECOMMUNICATION -- 0.8%
   GTE
     10.250%, 11/01/20                                          300          338
   New York Tel
     9.375%, 07/15/31                                         1,125        1,285
   TCI Communications
     8.750%, 08/01/15                                         1,700        1,938
   Tele-Communications
     9.250%, 01/15/23                                           150          169
                                                                         -------
                                                                           3,730
                                                                         -------
WATER UTILITIES -- 0.7%
   Hydro Quebec, Ser FU
    11.750%, 02/01/12                                           820        1,170
   Hydro Quebec, Ser GW
     9.750%, 01/15/18                                         1,300        1,474
   Norsk Hydro A/S
     9.000%, 04/15/12                                           525          639
                                                                         -------
                                                                           3,283
                                                                         -------
Total Corporate Obligations
   (Cost $90,352)                                                         93,211
                                                                         -------

FOREIGN GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   Petroliam Nasional Berhd (B)
     7.125%, 10/18/06                                           550          538



--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Quebec Province
    11.000%, 06/15/15                                        $ 1,000     $ 1,140
   Province of New Foundland
    10.000%, 12/01/20                                          1,200       1,623
                                                                         -------
Total Foreign Government Agency Obligations
   (Cost $3,156)                                                           3,301
                                                                         -------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3%
   FHLMC, REMIC, Ser 1563, Cl B (A)
     8.250%, 08/15/08                                            534         538
   GNMA ARM (A)
     Zero Coupon, 12/23/98                                     1,000         986
   GNMA, ARM (A)
     6.875%, 10/20/22                                            721         737
   Resolution Trust Funding STRIPS
     Zero Coupon, 10/15/20                                       175          42
     Zero Coupon, 01/15/21                                     1,000         234
   Resolution Trust Funding
     8.625%, 01/15/30                                            250         333
   SBA, Ser 1996-J
     7.200%, 10/01/16                                            193         200
   SLMA, Ser 1996-3 A1 (A)
     5.773%, 10/25/04                                          3,048       3,046
   SLMA (A)
     6.213%, 07/25/11                                          1,600       1,604
   SLMA, Ser 1997-3, Cl A-1, ARM (A)
     5.883%, 04/25/06                                          5,260       5,240
   SLMA, Ser 1997-1, Cl A-2, ARM (A)
     5.853%, 01/25/10                                          2,000       1,994
                                                                         -------
Total U.S. Government Agency Obligations
   (Cost $14,864)                                                         14,954
                                                                         -------


U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--23.6%
   FHLMC
     9.500%, 09/01/05                                          1,249       1,311
     9.000%, 12/01/05                                             34          36
     7.000%, 05/01/07-09/01/25                                12,769      12,848
     7.500%, 10/01/09-06/01/12                                 1,236       1,264
     6.500%, 01/01/11-04/01/26                                 1,354       1,333
     9.750%, 10/01/14                                            562         604
     6.000%, 10/01/23                                          2,029       1,945
     8.000%, 08/01/26                                          3,564       3,683
   FHLMC REMIC Ser 1, Cl Z
     9.300%, 04/15/19                                            661         706
   FHLMC TBA
     7.000%, 12/15/12                                            925         936
     7.500%, 12/15/12                                            200         205
     7.000%, 12/11/27                                          2,000       2,008
     7.500%, 12/11/27                                          7,800       7,963

SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


CORE FIXED INCOME FUND--CONTINUED
--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FHLMC, Ser 1997-A, Cl A
     7.350%, 04/15/19                                    $  1,722       $  1,768
   FNMA
     6.750%, 07/30/07                                         400            405
     8.500%, 09/01/13                                          23             25
     7.000%, 05/01/23-07/01/27                              4,765          4,774
     6.500%, 05/01/26-01/01/27                                995            977
     6.000%, 02/01/26-10/01/27                             12,779         12,239
     8.000%, 12/01/26                                       2,280          2,358
   FNMA CMO, Ser 1997-G5
     7.050%, 06/25/04                                       2,213          2,243
   FNMA REMIC
     5.500%, 08/25/20                                       2,458          2,370
   FNMA REMIC Ser 1996-56 Cl E
     Zero Coupon, 04/25/23                                     63             48
   FNMA REMIC, Ser 1990-106, Cl-J
     8.500%, 09/25/20                                         493            514
   FNMA REMIC, Ser 1991-156, Cl A
     7.500%, 10/25/21                                       1,788          1,801
   FNMA STRIPS
     9.000%, 09/25/25                                         308            329
   FNMA TBA
     6.500%, 12/01/27                                      17,500         17,155
     7.000%, 12/01/27                                       3,200          3,210
     6.500%, 12/11/27                                       1,000            980
     7.500%, 12/11/27                                         500            509
   FNMA, PO
     0.000%, 08/25/23                                         263            240
   FNMA, Ser 97-15  (A)
     6.180%, 04/25/27                                       1,757          1,758
   GNMA
     8.000%, 11/15/00-10/01/26                              3,614          3,740
     8.500%, 11/15/00-02/15/26                                 74             78
     7.500%, 09/15/06-10/15/27                              2,231          2,278
     6.500%, 08/15/23-02/15/24                              6,881          6,773
     7.000%, 01/15/24-12/15/24                              3,371          3,383
   GNMA (A)
     7.375%, 04/20/25                                       1,629          1,675
   GNMA TBA
     6.500%, 12/17/27                                         500            491
                                                                        --------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $105,638)                                                       106,963
                                                                        --------

ASSET-BACKED SECURITIES -- 11.0%
   Asset Securitization, Ser 1995-D4
     7.100%, 08/13/29                                       1,359          1,405
   Advanta Credit Card Master Trust,
     Ser 1995-C, Cl A (A)
     5.919%, 01/01/05                                       6,000          6,020


--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   American Airlines
     9.780%, 11/26/11                                       $  600      $    704
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
     7.420%, 04/14/29                                        3,000         3,176
   Asset Securitization, Ser 1996-D6
     6.880%, 11/13/26                                        1,800         1,847
   AT&T Universal Credit Card
     Master Trust 1995-2 A
     5.950%, 10/17/02                                          945           940
   Banc One Credit Card Master
     Trust 1995-B A
     6.300%, 09/15/00                                        4,100         4,115
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
     6.610%, 09/15/02                                          187           189
   Citibank Credit Card Master
     Trust 1996-1 A
     Zero Coupon, 02/07/03                                   2,500         2,040
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A
     Zero Coupon, 02/07/03                                   1,100           898
   Citibank Credit Card Master Trust,
     Ser 1996-1, Cl A
     Zero Coupon, 02/07/03                                     300           245
   Citibank Credit Card Master Trust I,
     Ser 1996-1, Cl A
     Zero Coupon, 02/07/03                                   2,500         2,040
   Chemical Master Credit Card Trust I,
     Ser 1995-2, Cl A
     6.230%, 06/15/03                                        6,000         6,012
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
     5.900%, 07/15/03                                          277           276
   Community Program Loan Trust,
     Ser 1987-A, Cl A4
     4.500%, 10/01/18                                          350           312
   Discover Card Acceptance,
     Ser 1995-2, Cl A
     6.550%, 02/18/03                                          725           731
   First Chicago Master Trust II,
     Ser 1994-L, Cl A
     7.150%, 04/15/01                                        3,075         3,128
   First Union-Lehman Brothers CMO,
     IO, Ser 1997-C2, Cl IO
     1.389%, 11/18/27                                        2,100           200
   IBM Credit Receivables Lease Asset
     Master Trust, Ser 93-1, Cl A
     4.550%, 11/15/00                                          292           291
   Keycorp Auto Grantor Trust,
     Cl 1995-A, Ser A
     5.800%, 07/15/00                                          147           149

================================================================================



--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Metropolitan Asset Funding
     REMIC, Ser 97-B
     7.130%, 03/22/12                                      $ 3,000       $ 3,026
   Metropolitan Asset Funding
     REMIC, Ser 97-B, Cl A-1B
     6.670%, 12/20/06                                        3,000         3,015
   NationsBank, Ser 1995-1, Cl A
     6.450%, 04/15/03                                        1,025         1,033
   Premier Auto Trust, Ser 1993-2, Cl A3
     4.900%, 10/15/98                                          111           112
   Premier Auto Trust, Ser 1993-5, Cl A2
     4.220%, 03/02/99                                          783           782
   Premier Auto Trust, Ser 1993-5, Cl B
     4.450%, 03/02/99                                           59            59
   Private Label Credit Card Master
     Trust II, Ser 1994-2, Cl A
     7.800%, 09/20/03                                          250           254
   Sears Credit Account Master Trust,
     Ser 1994-1, Cl A
     7.000%, 08/15/00                                        1,025         1,039
   Sears Credit Account Master Trust,
     Ser 1995-3, Cl A
     7.000%, 10/15/04                                        1,300         1,323
   Toyota Auto Receivable Grantor Trust
     5.850%, 03/15/01                                          606           605
   Union Acceptance Ser 1997-B, Cl A2
     6.700%, 04/10/01                                        1,600         1,624
   United Airlines Equipment
     Ser 1991, Cl C
     10.360%, 11/12/12                                       1,445         1,794
   Western Financial Grantor Trust,
     Ser 1995-2, Cl A1
     7.100%, 07/01/00                                          287           290
                                                                         -------
Total Asset-Backed Securities
   (Cost $48,939)                                                         49,674
                                                                         -------

MORTGAGE-BACKED OBLIGATIONS -- 6.0%
   Arbors of Little Rock (D)
     7.450%, 01/01/39                                          950           965
   Castle Terrace (D)
     8.000%, 05/01/37                                          500           525
   Chase Commercial Mortgage
     7.370%, 02/19/07                                        3,461         3,617
   CLC Excelsior II Apartments (D)
      8.040%, 02/01/39                                         499           525
   Colony Park Apartments (D)
     8.300%, 09/25/38                                          979         1,039
   Creekwood (D)
     7.300%, 11/30/38                                          999         1,017
   Cypress Pointe (D)
     7.700%, 02/25/38                                          999         1,046
   Concorde Club (D)
     7.750%, 06/01/04                                          871           911








--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan
     Trust, Ser 1997-4,  Cl A7
     6.630%, 09/15/16                                      $ 1,000      $ 1,002
   Denton Assisted Living (D)
     7.875%, 03/01/38                                          498          524
   Green Tree Financial,
     Ser 1996-10, Cl A6
     7.300%, 11/15/28                                          400          415
   Green Tree Financial,
     Ser 1997-1, Cl A-6
     7.290%, 03/15/28                                          350          358
   Hillsboro Bay Club (D)
     7.950%, 03/01/37                                          470          494
   Holt Apartments (D)
     7.275%, 07/30/38                                          579          585
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2, Ser A3
     6.960%, 11/21/28                                        3,700        3,781
   Merrill Lynch Mortgage Investors,
     Cl 1996-C2
     6.960%, 11/21/28                                          225          220
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
     1.562%, 09/15/29                                        6,545          619
   Olmstead Commons (D)
     8.400%, 03/01/37                                          549          587
   Renaissance Place (D)
     7.375%, 08/01/37                                          805          817
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
     7.250%, 10/25/27                                          595          600
   Residential Asset Securitization Trust
     7.500%, 01/25/27                                          753          757
   Rosewood (D)
     8.000%, 07/01/37                                          500          528
   Rural Housing Trust, REMIC,
     Ser 1987-1B
     3.330%, 10/01/28                                        1,123        1,074
   Ryland Mortgage Ser 1994-7a, Cl A2
     7.000%, 08/25/25                                          840          843
   Sanctuary At Tuttle Crossing (D)
     8.250%, 06/01/37                                          490          520
   SBA, Ser 1996-I
     7.700%, 09/01/16                                          386          408
   Scottsdale Links (D)
     7.650%, 07/01/38                                          485          504
   Shavano Park (D)
     7.875%, 07/01/38                                          580          587
   Somerford Place Facility (D)
     7.475%, 12/30/38                                          981        1,003
   Village At Stone Falls (D)
     7.375%, 08/29/37                                          442          449

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


CORE FIXED INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Villages at Clear Springs (D)
     7.625%, 09/30/38                                   $   1,004     $   1,033
                                                                      ---------
Total Mortgage-Backed Obligations
   (Cost $26,809)                                                        27,353
                                                                      ---------

OPTIONS -- 0.0%
   December '97 EuroDollar Future
     Call Option                                              (72)           (2)
   January '98 US Long Bond
     Future Call Option                                       (47)          (47)
   March '98 US Long Bond
     Future Call Option                                       (33)          (55)
   March '98 US Long Bond
     Future Put Option                                        (47)          (10)
   March '98 US Long Bond
     Future Put Option                                        (71)          (33)
   March '98 US Long Bond
     Future Put Option                                          7            11
                                                                      ---------
Total Options
   (Cost ($221)                                                            (136)
                                                                      ---------

MUNICIPAL BOND -- 0.1%
   Los Angeles County, California,
     Ser D (MBIA)
     0.000%, 06/30/10                                         650           271
                                                                      ---------
Total Municipal Bond
   (Cost $241)                                                              271
                                                                      ---------



--------------------------------------------------------------------------------
                                                           FACE        MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 18.7%
   Merrill Lynch
     5.680%, dated 11/28/97,
     matures 12/01/97, repurchase
     price $84,741,000
     (collateralized by various
     FHLMC obligations, par value
     $126,796,000, 0.000%-7.108%,
     11/21/02-08/01/37 and various
     Resolution Funding obligations
     par value $19,131,000, 0.000%,
     01/15/03-04/15/30, total market
     value: $95,351,000)                                  $84,701     $  84,701
                                                                      ---------
Total Repurchase Agreement
   (Cost $84,701)                                                        84,701
                                                                      ---------
Total Investments -- 109.6%
   (Cost $483,362)                                                      496,306
                                                                      ---------
(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO A DEALER.

(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACT.

(D) LOANS SUPPORTING CONSTRUCTION IN PROGRESS.

(E) U.S. TREASURY INFLATION INDEX NOTE.

ARM--ADJUSTABLE RATE MORTGAGE

CL--CLASS

CMO--COLLATERALIZED MORTGAGE OBLIGATION

FHMLC--FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

IO--INTEREST ONLY

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE

MTN--MEDIUM TERM NOTE

PO--PRINCIPAL ONLY

REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SBA--SMALL BUSINESS ADMINISTRATION

SER--SER

SLMA--STUDENT LOAN MARKETING ASSOCIATION

STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

TBA--TO BE ANNOUNCED


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 97.9%
AUSTRALIA -- 3.8%
   Amalgamated Holdings                                   23,000         $    92
   Australia & New Zealand Bank                          111,825             766
   Australian Resources*                                 215,200              23
   Broken Hill Proprietary                                68,677             629
   Capral Aluminum                                       121,900             229
   Coles Myer                                             50,500             248
   Commonwealth Bank
     of Australia                                        131,400           1,556
   Consolidated Rutile                                   169,600              58
   Email                                                 170,800             377
   Foodland                                              163,700           1,229
   Futuris                                                29,410              31
   General Property Trust, units                         109,000             195
   Hardie (James) Industries                              71,800             205
   Jupiters                                               64,500             114
   Lend Lease                                             39,589             808
   MacMahon Holdings                                      91,200              29
   National Australia Bank                               269,123           3,558
   Newscorp                                               99,787             533
   Pacific Magazines & Print                              77,300             156
   Pasminco                                              137,000             142
   Pioneer International                                 112,000             294
   Qantas Airways                                        383,300             704
   QBE Insurance                                          70,000             309
   Rio Tinto                                              41,244             453
   Rothmans Holdings                                      49,500             253
   Simsmetal Limited                                      17,900              93
   Stockland Trust Group                                  85,000             209
   Telstra*                                               48,750              91
   Telstra Installment Receipts*                          35,454              67
   Wesfarmers                                             27,000             223
   Western Mining                                         77,045             246
   Westpac Bank                                          215,100           1,349
   Westpac Property Trust                                 70,000              84
   Woodside Petroleum                                     40,500             290
                                                                         -------
                                                                          15,643
                                                                         -------
AUSTRIA -- 0.2%
   Brauerei Schwechat                                      2,300              89
   Radex Heraklith                                         7,900             287
   SCA Laakirchen                                            100              55
   Strabag Osterreich                                        600              32
   Voest-Alpine Stahl                                      4,700             174
                                                                         -------
                                                                             637
                                                                         -------
BELGIUM -- 0.6%
   Arbed                                                   4,290             520
   CMB                                                     5,730             441
   CNP                                                     1,500              97
   Kredietbank                                             1,153             465
   Petrofina                                                 800             309
   Tractabel                                               7,900             678
                                                                         -------
                                                                           2,510
                                                                         -------



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
DENMARK -- 1.2%
   Danske Traelast                                         1,280         $   113
   Den Danske Bank                                        24,800           2,945
   FIH, Series B                                           5,650             143
   Kobenhavn Lufthavne                                    15,020           1,743
   Monberg & Thorsen Holding                               1,860              82
                                                                         -------
                                                                           5,026
                                                                         -------
FINLAND -- 0.2%
   Finnair, Series 1                                      15,300             122
   Metsa Serla, Series B                                  33,900             291
   Outokumpu Oyj, Series A                                 3,200              44
   Rauma Oy                                               19,000             328
   UPM-Kymmene                                             5,900             127
                                                                         -------
                                                                             912
                                                                         -------
FRANCE -- 6.9%
   Alcatel Alsthom                                        13,600           1,705
   AXA - UAP                                              23,500           1,706
   Banque National Paris                                  33,300           1,625
   Bazar L'hotel de Ville                                  1,161             107
   Bertrand Faure                                          5,100             347
   Bongrain                                                  610             255
   CGIP                                                    3,950           1,286
   Chargeurs International                                 1,650              98
   CIC Union Europe                                        2,200             158
   De Dietrich et Compagnie                                1,758              83
   Ecia                                                      650             101
   Elf Aquitaine                                          20,600           2,391
   Eridania Beghin Say                                     3,550             552
   Fimalac                                                 1,050              83
   Galaries Lafayette                                        250             108
   Gaumont                                                 1,950             130
   Generale des Eaux                                      12,800           1,692
   Generale des Eaux Warrants*                            12,700               8
   Havas                                                  22,700           1,483
   Lafarge                                                14,035             928
   Marine Wendel                                           4,600             528
   Paribas                                                27,700           2,002
   Parisienne de Rees                                      3,750             297
   Peugeot                                                31,600           3,572
   Rhone Poulenc                                          43,400           1,952
   Saint Gobain                                            5,579             758
   Scor                                                    3,700             159
   Seita                                                   3,500             124
   Societe Generale                                       14,364           1,889
   Union Assurances Federal                                2,050             248
   Valeo                                                  30,000           1,985
   Vallourec                                               5,150             311
                                                                         -------
                                                                          28,671
                                                                         -------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
GERMANY -- 8.3%
   Agiv                                                    25,920        $   529
   Andrea-Noris Zahn AG                                    14,900            579
   BASF                                                    44,500          1,574
   Bayer                                                   33,120          1,222
   Bayer Vereinsbank                                       14,800            879
   Bayerische Motoren Werke                                 6,211          4,686
   Berliner Kraft und Licht                                13,950            343
   Binding Brauerei                                           250             61
   CKAG Colonia Konzern                                     3,200            267
   Commerzbank                                             40,607          1,417
   Continental                                             17,550            438
   DBV Holding                                              1,090            340
   Deutsche Pfandrbrief &
     Hypotheken Bank                                        6,730            382
   DLW*                                                     2,250            265
   Dresdner Bank                                           48,400          1,881
   Dyckerhoff & Widmann                                       240             28
   FAG Kugelfischer Georg Schaefer                          7,850            116
   Fried. Krupp                                               750            153
   Heidelberger  Zement                                     9,650            764
   Henkel Kgaa                                             34,500          2,113
   Herlitz                                                  1,440            105
   Hoechst                                                 48,500          1,721
   Holsten Brau                                               250             55
   IWKA                                                       950            221
   Kolbenschmidt*                                          12,200            160
   Lufthansa                                               23,500            446
   Mannesmann                                               4,900          2,276
   Metro AG                                                37,640          1,736
   Nuernberger BET                                            130            126
   Papier Waldhof                                           3,400            654
   Phoenix                                                 16,000            276
   Preussag                                                 2,800            793
   SGL Carbon                                                 350             45
   Thyssen                                                  8,100          1,937
   Veba                                                     8,450            501
   Viag                                                     7,360          3,745
   Viag AG New                                                484            246
   Volkswagen                                               2,650          1,505
                                                                         -------
                                                                          34,585
                                                                         -------
HONG KONG -- 3.6%
   Cheung Kong Holdings                                    80,000            564
   China Light & Power                                    109,000            550
   China Resources Enterprises                             16,000             34
   China Telecom (Hong Kong)                               46,000             77
   Citic Pacific                                           78,000            311
   Guangdong Brewery Holdings                              27,875              4
   Guangdong Warrants 99*                                  22,300              3
   Guoco Group                                             84,000            196
   Hang Lung Development                                  500,000            760




--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Hang Seng Bank                                          44,000       $   387
   Harbour Centre Development                              33,000            33
   Henderson Land Development                             172,000           850
   Hon Kwok Land Investment                               543,400           114
   Hong Kong & China Gas                                  216,600           389
   Hong Kong Aircraft Engineering                          61,600           170
   Hong Kong Electric                                     408,500         1,382
   Hong Kong Telecommunications                           209,000           397
   HSBC Holdings                                          182,310         4,399
   Hutchison Whampoa                                      100,420           669
   Jardine International Motor                            146,000            84
   Kowloon Motor Bus                                      149,800           329
   Kumagai Gumi                                           514,000           402
   Lai Sun Garment International                          124,000            77
   Liu Chong Hing                                         127,000           122
   New World Development                                   84,000           311
   Oriental Overseas International                        106,000            61
   Peregrine Investment Holdings                          236,000           232
   QPL International Holdings                             200,000           124
   Semi-Tech (Global)                                     208,000            43
   Sun Hung Kai Properties                                179,700         1,372
   Swire Pacific, Class A                                  67,500           338
   Tai Cheung Holdings                                    118,000            51
   Tysan Holdings                                         250,000            39
   Wharf Holdings                                         178,740           364
                                                                        -------
                                                                         15,238
                                                                        -------
IRELAND -- 0.4%
   Anglo Irish Bank                                        72,100           121
   Avonmore Foods                                          16,600            60
   Greencore Group                                        285,000         1,289
   Hibernian Group                                         22,500           164
   Irish Continental Group                                 10,400           127
                                                                        -------
                                                                          1,761
                                                                        -------
ITALY -- 3.0%
   Assicurazioni Generali                                  65,170         1,462
   Banca Populare di Bergamo                               21,300           341
   Banca Popolare di Brescia                               18,000           135
   Banca Populare di Milano                                80,000           435
   Bulgari                                                 44,400           225
   ENI                                                    626,593         3,661
   Ericsson                                                 3,700           144
   Istituto Bancario san
     Paolo di Torino                                      287,800         2,385
   Milano Assicurazioni                                    25,600            78
   Montedison                                           1,019,800           843
   Montefibre                                             119,800            93
   Telecom Italia                                         404,800         2,525
   Toro Assicurazioni                                      20,900           258
                                                                       --------
                                                                         12,585
                                                                       --------

================================================================================




--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
JAPAN -- 22.8%
   77th Bank                                               46,000         $  361
   Aiya                                                    35,000            302
   Ajis                                                    11,000             34
   Apollo Electronics                                      35,000            302
   Asahi Bank                                             100,000            423
   Asatsu                                                  22,000            383
   Bank of Tokyo Mitsubishi                                74,000          1,073
   Belc                                                    15,000            108
   Benesse                                                  2,700             76
   Best Denki                                               4,000             21
   Canon                                                  162,000          3,911
   Charle                                                  14,000            114
   Chichibu Onoda Cement                                  147,000            369
   Chuba Electric Power                                    43,200            694
   Chubu Steel Plate                                       95,000            155
   Chubu Suisan                                            38,000            116
   Chuo Warehouse                                          21,000            100
   Comany                                                  11,000             86
   Computer Engineering & Consult                          14,000            144
   Dai Ichi Kangyo Bank                                   152,000          1,191
   Dai Nippon Printing                                     19,000            377
   Daido Metal                                             34,000            107
   Daiichi Pharmaceutical                                 155,000          1,859
   Daikin Industries                                      120,000            631
   Daitec  Limited                                          1,000             16
   Daiwa House Industries                                  72,000            581
   Danto                                                   26,000            169
   Data Communication Systems                               9,000            118
   Denyo                                                   13,000             65
   Dio Chemicals                                           24,100            106
   East Japan Railway                                         281          1,277
   Fuji Electric                                          159,000            459
   Fuji Heavy Industries                                  114,000            384
   Fuji Photo Film                                        110,000          3,958
   Fujitsu                                                 86,000            964
   Fujitsu Business Systems                                35,000            631
   Genki Sushi                                              9,000            113
   Glory                                                   48,000            591
   Gunma Bank                                              52,000            390
   Hitachi                                                256,000          1,816
   Hitachi Information Systems                             35,000            305
   Hitachi Medical                                         74,000            667
   Honda Motor                                             18,000            652
   Horiba                                                  34,000            346
   Horipro                                                 16,000            105
   House of Rose                                           13,000             58
   Ichiken                                                 67,000             79
   Iino Kaiun*                                            136,000            264
   Industrial Bank of Japan                                58,400            522
   Institute of General Education                          14,000             59
   Izumi Industries                                        30,000             50
   Japan Knowledge                                         10,000             49


--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Japan Living Service                                   50,000         $   133
   Japan Process Development                              20,000              76
   Japan Tobacco                                             132           1,011
   Jastec                                                 13,000              87
   Kamigumi                                              112,000             447
   Kandenko                                               41,000             250
   Kansai Electric Power                                  31,100             529
   Kawasaki Heavy Industries                             183,000             449
   KDD                                                     9,500             485
   Keihanshin Real Estate                                 69,000             308
   Kentucky Fried Chicken Japan                           31,000             279
   Keyence                                                 4,540             662
   King Jim                                               34,800             306
   Kirin Brewery                                          70,000             539
   Kobe Steel*                                           819,000             783
   Kubota                                                310,000           1,072
   KVK                                                    10,000              16
   Lilycolor                                              66,000             176
   Marubeni                                              247,000             618
   Marukyo                                                28,000             198
   Matsudo Kosan                                          17,000              94
   Matsushita Electric Industry                          358,000           5,584
   Matsushita Electric Works                              75,000             612
   Minebea                                                21,000             234
   Mitsubishi Heavy Industries                           690,000           2,715
   Mitsubishi Materials                                  308,000             695
   Mitsubishi Motor                                      178,000             611
   Mitsubishi Oil                                         65,000             145
   Mitsubishi Rayon                                      135,000             418
   Mitsubishi Trust & Banking                             34,000             453
   Miura                                                  32,000             354
   Morita Fire Pump Manufacturing                        101,000             226
   Nakayamafuku                                           22,000              91
   Namura Shipbuilding                                    71,000             184
   NBC Industries                                         12,000              84
   New Oji Paper                                         104,000             433
   NIC                                                    34,000             229
   Nihon Decoluxe                                         14,000              80
   Nintendo                                               37,900           3,921
   Nippon Computer Systems                                11,000              77
   Nippon Express                                        153,000             801
   Nippon Kanzai                                          14,400             223
   Nippon Meat Packers                                    24,000             314
   Nippon Paper Industries                               158,000             773
   Nippon Shoji Kaisha                                    44,000             137
   Nippon Steel                                          206,000             381
   Nippon Telegraph & Telephone                              177           1,457
   Nishimatsuya Chain*                                    14,000              91
   Nishio Rent All                                        37,400             314
   Nissan Motors                                         934,000           4,063
   Nittetsu Mining                                        64,000             300
   NKK                                                   734,000             742
   Nomura Securities                                      65,000             805

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONTINUED
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Nova                                                  15,000          $    53
   NTN                                                   87,000              301
   Ogura Clutch                                           5,000               25
   Ohishi Sangyo                                         23,000              112
   Ohmoriya                                              11,000               78
   Oie Sangyo                                            17,700               87
   Ono Pharmaceutical                                    37,000              945
   Paltac                                                63,000              259
   Pioneer Electronics                                    6,000              104
   Rengo                                                 92,000              300
   Ricoh Elemex                                          10,000               74
   Roki Techno                                           14,000               66
   Roland                                                13,000              223
   Royal Hotel                                           19,000               78
   Ryoyo Electro                                         31,000              328
   Sagami Chain                                          31,900              315
   Sakura Bank                                          199,000              696
   Sanko                                                 19,000              117
   Sankyo                                                33,000            1,053
   Sanwa Bank                                            89,000              977
   Sanyo Electric                                       384,000            1,084
   Sanyo Special Steel                                  335,000              420
   Sato Foods                                             2,000               29
   Satoh                                                 57,000              337
   Seijo                                                 28,400              205
   Seino Transportation                                  65,000              415
   Sekisui House                                        518,000            3,727
   Sekisui House Hokuriku                                26,000              140
   Shaddy                                                29,950              189
   Sharp                                                268,000            1,794
   Shidax                                                 4,300               75
   Shikoku Electric Power                                43,700              658
   Shimojima                                             24,400              168
   Shinden                                               13,200               97
   Shionogi                                             128,000              729
   Showa Shell Sekiyo                                    60,000              395
   SK Kaken                                               8,000               94
   Sony                                                   7,300              624
   Spancrete                                             17,000               63
   Sumitomo Marine and
     Fire Insurance                                     118,000              597
   Sun Life                                              14,000              143
   Takara Standard                                       54,000              366
   Teijin                                                96,000              252
   Tohoku Electric Power                                 34,200              517
   Toin                                                  25,000              119
   Tokai Rika                                            59,000              190
   Tokyo Electric Power                                  67,600            1,213
   Toppan Printing                                       82,000            1,112
   Toray                                                189,000              859
   Toshiba                                              207,000              931
   Tostem                                                44,000              500
   Toyo Ink                                             229,000              556


--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Toyoda Automatic Loom Works                             25,000        $   466
   Toyota Motor                                            53,000          1,529
   Trancom                                                 12,000             28
   Tsubaki Nakashimi                                       79,000            452
   Tsudakoma                                              230,000            541
   Tsutsumi Jewelry                                        24,500            303
   Xebio                                                   44,400            536
   Yaizu Suisankagaku                                      13,000            111
   Yamanouchi Pharmaceutical                               65,000          1,579
   Yamazaki Baking                                         30,000            350
   Yokohoma Rubber                                        138,000            375
   Yonex                                                   20,000             85
   Yonkyu                                                  18,000            169
                                                                         -------
                                                                          95,109
                                                                         -------
MALAYSIA -- 0.6%
   Austral Enterprises                                    244,000            272
   Berjaya Sports                                          54,000            118
   Boustead Holdings                                      104,000            108
   Edaran Otomobil                                        124,000            287
   Grand Central Enterprises                               83,000             26
   IOI Properties                                         180,000             92
   Kuala Lumpur Kepong                                     94,000            205
   Kulim                                                   81,000             81
   Lion Land                                               78,000             18
   Malayan Bank                                            28,560             73
   Malaysian Airline System                               145,000            107
   Malaysian International Shipping                       154,000            179
   Malaysian Pacific Industries                            86,000            236
   New Straits Times Press                                 55,000             61
   O.Y.L. Industries                                       27,000             73
   Public Finance                                         119,000             39
   RHB Sakura Merchant Bankers*                               800             --
   Rothmans of Pall Mall                                   33,400            296
   Sime Darby                                              90,000             90
   Telekom Malaysia                                        45,000            100
   Tenaga Nasional                                         46,000             85
   United Engineers                                        46,000             43
   Westmont Industries*                                   227,000             43
                                                                         -------
                                                                           2,632
                                                                         -------
NETHERLANDS -- 5.6%
   ABN-Amro Holding                                        65,398          1,247
   ACF Holdings                                            10,300            187
   ASR Verzekeringsgroep                                    7,942            408
   Aegon                                                   24,354          2,077
   Akzo Nobel                                              21,700          3,818
   Beers                                                    2,500             86
   DSM                                                     12,415          1,134
   Fortis Amev                                             18,900            782
   Gamma Holding                                            6,300            327
   Heineken                                                 9,800          1,659
   Hollandsche Beton Groep                                 16,150            293

================================================================================




--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Hoogovens                                               20,400        $   920
   Ing Groep                                               94,486          3,842
   KLM                                                      7,200            259
   National Invest Bank                                     2,239            247
   Nijverdal Tencate                                        2,987            136
   NKF Holdings                                             3,125             85
   Phillips Electronics                                     8,200            542
   Royal Dutch Petroleum                                   61,100          3,182
   Unilever                                                27,900          1,623
   Van Ommeren                                              5,600            194
   Volker Wessels Stevin                                   11,056            347
                                                                         -------
                                                                          23,395
                                                                         -------
NEW ZEALAND -- 0.4%
   Air New Zealand, Series B                               44,637             91
   Brierley Investment                                    152,000            108
   Fisher & Paykel                                         74,693            239
   Fletcher Challenge Building                             21,856             64
   Fletcher Challenge Forest                                    1             --
   Fletcher Challenge Paper                               269,249            344
   Independent Newspaper                                   33,201            181
   Lion Nathan                                            188,352            446
   Telecom of New Zealand                                  66,759            343
                                                                         -------
                                                                           1,816
                                                                         -------
NORWAY -- 0.5%
   Den Norske Bank                                        167,400            713
   Leif Hoegh & Company                                     4,800             94
   Saga Petroleum                                          32,600            585
   Sparebanken Norway                                      19,500            651
   Storli                                                   2,300             44
                                                                         -------
                                                                           2,087
                                                                         -------
SINGAPORE -- 0.7%
   Acma                                                    89,000             80
   Bukit Sembawang Estates                                  7,000             52
   City Developments                                       82,400            406
   Development Bank of
     Singapore, F                                          12,000            113
   Electronic Resources                                    85,000            119
   Hai Sun Hup                                            206,000             90
   Haw Par Brothers International                          39,000             54
   Hong Kong Land ADR                                      54,000            119
   Keppel                                                  39,750            135
   Natsteel                                                86,000            181
   Natsteel Electronics*                                  125,000            200
   Overseas Chinese Bank                                   25,800            155
   Overseas Union Bank                                     24,000             94
   Pacific Carriers                                        91,000             40
   Parkway Holdings                                        34,000             81
   Singapore Technologies
     Engineering                                           90,000            263
   Singapore International Airlines                        15,000             98



--------------------------------------------------------------------------------
                                                                       MARKET
DESCRIPTION                                                SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Singapore Press                                         11,720        $   160
   Ssangyong Cement                                        34,000             34
   Wing Tai Holdings                                      344,000            443
                                                                         -------
                                                                           2,917
                                                                         -------
SPAIN -- 1.7%
   Autopistas Concesionaria Espanola                       35,800            478
   Azucarera Espana                                         2,800            132
   Banco de Andalucia                                         200             31
   Banco de Santander                                      94,549          2,861
   Banco de Valencia                                        8,600            169
   Banco Pastor                                             2,900            206
   Banco Zaragozano                                         5,400            140
   CIA Espanola de Petroleos                                2,000             61
   Energia Industries Aragonesas                           42,100            285
   G.E.S.A., Series 2                                       4,900            352
   Repsol                                                  42,400          1,835
   Tabacalera, Series A                                     5,100            390
   Uniland                                                  1,700             99
                                                                         -------
                                                                           7,039
                                                                         -------
SWEDEN -- 2.5%
   ASG, Series B                                            4,200             90
   Avesta Sheffield                                        18,500            131
   Bergman & Beving, Series B                               6,600            121
   Blylock & Nordsjofr, Series B                           18,800             83
   Electrolux AB, Series B                                 24,000          1,891
   Ericsson Telephone, Series B                             7,600            310
   Gorthon Lines, Series B                                 26,800            427
   Rottneros                                              152,700            122
   SKF, Series B                                           48,500          1,138
   Sparbanken Sverige, Series A                           126,100          3,211
   Stora Kopparbergs, Series A                             44,400            590
   Svedala Industri                                         7,600            141
   Swedish Match                                           75,400            255
   Trelleborg, Series B                                    32,100            449
   Trygg-Hansa, Series B                                   11,200            349
   Volvo, Series B                                         39,900          1,065
                                                                         -------
                                                                          10,373
                                                                         -------
SWITZERLAND -- 7.6%
   Aare-Tessin                                                330            188
   ABB - Asea Brown Boveri Group                              270            360
   Adecco                                                   4,900          1,445
   Baloise Holding                                            320            571
   Banca del Gottardo, Series B                               180            102
   Banque Cantonale Vaud                                    1,120            331
   Bucher Holding                                             210            189
   Ciba Specialty Chemicals*                                5,460            582
   Cie Financiere Richemont                                   480            534
   Clariant                                                 5,760          4,752
   CS Holding                                              33,440          4,896
   Daetwyler Holding                                          120            219

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
   EMS Chemie Holding*                                     180         $     885
   Fischer (Georg)                                          70                96
   Intershop Holding                                       220               104
   Julius Baer Holding                                     490               800
   Keramik Holding                                         130                59
   Kw Laufenburg                                           430                82
   Motor-Columbus                                          120               217
   Nestle SA                                             1,870             2,755
   Novartis                                                220               352
   Novartis, Registered                                  1,419             2,270
   Roche Holding                                           242             2,168
   Swiss Bank*                                           7,260             2,087
   Union Bank of Switzerland                             3,420             4,358
   Vontobel Holding                                         90                68
   Zurich Versicherung                                   2,535             1,068
                                                                       ---------
                                                                          31,538
                                                                       ---------
UNITED KINGDOM -- 27.3%
   Abbey National                                      415,075             6,626
   Albert Fisher Group                                 148,200                93
   Alvis                                                53,500               140
   Amec                                                 46,500               100
   ASDA Group                                        1,753,600             4,732
   Astec                                                57,100               111
   Barclays Bank                                       132,930             3,206
   Barratt Development                                  90,000               370
   BAT Industries                                      583,951             5,248
   Berkeley Group                                       73,944               838
   BG                                                  137,736               654
   BG, Series B                                        156,100                76
   Blue Circle Industries                              187,500             1,077
   British Aerospace                                    65,730             1,794
   British Airport Authority                           118,500             1,000
   British Airways                                     319,500             2,898
   British Petroleum                                   168,400             2,304
   British Steel                                        69,200               162
   British Telecommunications                          192,600             1,487
   British Vita                                        436,250             1,805
   BTP                                                  42,300               227
   BTR                                               1,593,040             5,530
   Carlton Communications                              169,550             1,299
   Charter                                               9,300               114
   Cowie Group*                                         23,466               151
   Crest Nicholson                                      64,200               117
   Davis Service Group                                  40,000               210
   Dixons Group                                        190,125             2,163
   Ed and F Man                                         84,500               326
   Energy Group                                         35,298               379
   English China Clays                                  15,000                65
   Firstbus                                            187,700               740
   Gallaher Group                                       39,800               216
   General Accident                                    116,400             1,893
   Glaxo Wellcome                                       81,930             1,799
   Granada Group                                       142,500             2,039



--------------------------------------------------------------------------------
                                                                        MARKET
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Grand Metropolitan                                    130,500         $ 1,188
   Greenalls Group                                        39,200             252
   Guardian Royal Exchange                               163,300             786
   Guinness                                              114,200           1,036
   Halifax*                                              105,500           1,212
   Hambro Countrywide                                     44,700              84
   Harrison & Crossfield                                  97,900             195
   Hazlewood Foods                                       219,100             576
   Heywood Williams                                       82,400             328
   Hillsdown Holdings                                    298,481             781
   HSBC Holdings                                          59,170           1,508
   Hyder                                                  56,700             901
   Iceland Frozen Foods                                  356,188             755
   IMI                                                    34,800             212
   Inchcape                                              360,700           1,286
   Johnson Matthey                                        28,400             262
   Kingfisher                                            185,910           2,563
   Kwik Save Group                                       158,000             827
   Laporte                                                13,800             148
   Lex Service                                            94,000             692
   London & Manchester Group                              30,700             264
   LucasVarity                                           275,566             884
   M & G Group                                            11,100             268
   Marston Thompson                                       89,200             408
   Morrison Supermarket                                   81,200             282
   National Grid Group                                   158,800             789
   National Power                                        309,900           2,960
   Northern Ireland Electricity                           12,700             110
   Persimmon                                              82,400             298
   Premier Oil                                           324,800             299
   Prudential                                            148,560           1,601
   Railtrack Group                                        43,100             724
   Rank Group                                            203,500           1,188
   Reckitt & Coleman                                      99,000           1,444
   Redrow Group                                           19,300              48
   Renold                                                 52,600             239
   Reuters Holdings                                      154,780           1,747
   Rexam                                                 198,000             963
   RJB Mining                                            174,700             472
   Royal Sun Alliance                                    332,932           2,998
   Safeway                                               161,300             883
   Scottish Hydro-Electric                                43,500             345
   Scottish Power                                         29,900             242
   Sedgwick Group                                        397,300             839
   Severn Trent                                           86,260           1,367
   Shell Transportation & Trading                        437,910           2,981
   Signet Group*                                         773,400             395
   South West Water                                       28,900             438
   Stakis                                                234,557             394
   Standard Chartered                                    170,040           1,889
   Storehouse                                             94,300             388
   Taylor Woodrow                                         78,700             231
   Tesco                                                 151,000           1,220
   Thames Water                                          152,900           2,304
   Thorn                                                  20,916              53
   TI Group                                               82,395             666

================================================================================




--------------------------------------------------------------------------------
                                                       SHARES/FACE     MARKET
DESCRIPTION                                            AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   TLG                                                    50,200       $     90
   Tomkins                                               218,659          1,112
   Trinity International Holdings                         53,600            428
   Triplex Lloyd                                          24,600             86
   TSB Lloyds Group                                      264,742          3,019
   Unigate                                                90,500            884
   United Assurance Group                                 93,604            817
   United Utilities                                      125,300          1,611
   Vaux Group                                             66,700            287
   Weir Group                                            295,300          1,289
   Wessex Water                                          154,610          1,265
   Willis Corroon Group                                  420,400            877
   Wilson Bowden                                          10,100             89
   Wimpey(George)                                        212,500            389
   Wolseley                                              156,270          1,341
                                                                       --------
                                                                        113,786
                                                                       --------
Total Foreign Common Stocks
   (Cost $415,360)                                                      408,260
                                                                       --------

FOREIGN PREFERRED STOCKS -- 0.3%
AUSTRIA -- 0.3%
   Bank Austria                                           23,464            965
                                                                       --------
                                                                            965
                                                                       --------
GERMANY -- 0.0%
   Draegerwerk                                               300              6
   Suedzucker                                                250            119
                                                                       --------
                                                                            125
                                                                       --------
ITALY -- 0.0%
   Unipol                                                 53,580             93
                                                                       --------
                                                                             93
                                                                       --------
Total Foreign Preferred Stocks
   (Cost $893)                                                            1,183
                                                                       --------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill (1)
     5.115%, 02/05/98                                   $  2,500          2,476
                                                                       --------
Total U.S. Treasury Obligation
   (Cost $2,477)                                                          2,476
                                                                       --------

REPURCHASE AGREEMENTS -- 4.6%
   Merill Lynch
     5.700%, dated 11/28/97,
     matured 12/01/97, repurchase
     price $11,404,787 (collateralized
     by various RFCO STRIPS,
     total par value
     $29,652,000, 0.00%,
     maturities from 04/15/03
     to 01/15/30, total market
     value $11,628,581)                                     11,399       11,399





--------------------------------------------------------------------------------
                                                            FACE       MARKET
DESCRIPTION                                             AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Morgan Stanley
     5.700%, dated 11/28/97,
     matured 12/01/97, repurchase
     price $7,609,442 (collateralized
     by U.S. Treasury Note, total par
     value $7,620,000, 5.625%,
     11/30/00, total market
     value $7,795,013)                                      $7,606     $  7,606
   State Street Bank,
     5.00%, dated 11/28/97, matured
     12/01/97, repurchase price $344,143
     (collateralized by U.S. Treasury
     Note, par value $350,000, 02/28/99,
     5.875%, market value $355,793)                            344          344
                                                                       --------
Total Repurchase Agreements
   (Cost $19,349)                                                        19,349
                                                                       --------
Total Investments -- 103.4%
   (Cost $438,079)                                                      431,268
                                                                       --------
Other Assets and Liabilities, Net -- (3.4%)                             (14,078)

NET ASSETS:
Capital shares (unlimited
   authorization -- no par value)
   based on 41,430,275 outstanding
   shares of beneficial interest                                        415,046
Undistributed net investment income                                       6,511
Accumulated net realized gain
   on investments                                                         2,757
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities
   in foreign currency                                                      125
Net unrealized depreciation on
   futures contracts                                                       (438)
Net unrealized depreciation on investments                               (6,811)
                                                                       --------
Total Net Assets -- 100.0%                                              417,190
                                                                       ========
Net Asset Value, Offering Price and
   Redemption Price Per Share                                            $10.07
                                                                       ========

* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
RFCO--RESOLUTION FUNDING CORPORATION
STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
(1) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $21,078,548.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


                                                              -------------
                                                               CORE FIXED
                                                                 INCOME
                                                                  FUND
                                                              -------------
ASSETS:
   Investment securities (Cost $483,362)                         $496,306
   Cash                                                                34
   Interest receivable                                              5,460
   Investment securities sold                                       6,856
   Other assets                                                       143
                                                                 --------
   Total Assets                                                   508,799
                                                                 --------
LIABILITIES:
   Income payable                                                   2,337
   Investment securities purchased                                 53,083
   Capital shares redeemed                                            255
   Other liabilities                                                  130
                                                                 --------
   Total Liabilities                                               55,805
                                                                 --------
   Net Assets                                                    $452,994
                                                                 ========
NET ASSETS:
   Capital shares (unlimited authorization --
     no par value)
     based on 43,114,444 outstanding shares of
     beneficial interest                                          436,897
   Accumulated net realized gain on investments                     3,281
   Net unrealized depreciation on futures contracts                  (128)
   Net unrealized appreciation on investments                      12,944
                                                                 --------
   TOTAL NET ASSETS                                              $452,994
                                                                 ========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE      $  10.51
                                                                 ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED
NOVEMBER 30, 1997 (UNAUDITED)


                                                           ----------      ----------    -------------   -------------
                                                             LARGE           SMALL        CORE FIXED     INTERNATIONAL
                                                              CAP             CAP           INCOME          EQUITY
                                                              FUND            FUND            FUND           FUND
                                                           ----------      ----------    -------------   -------------
INVESTMENT INCOME:
   Dividends                                               $ 4,687        $    633         $     --        $  5,082
   Interest                                                    753             382           13,776             564
   Less: Foreign taxes withheld                                 --              --               --            (456)
                                                           -------         -------          -------        --------
   Total Investment Income                                   5,440           1,015           13,776           5,190
                                                           -------         -------          -------        --------
EXPENSES:
   Management fees                                             160              44              105             105
   Less: Management fees waived                                (96)            (27)             (63)             --
   Investment advisory fees                                  1,284             575              627           1,068
   Less: Investment advisory fees waived                      (428)           (105)            (351)           (202)
   Custodian/wire agent fees                                    43              11               28             220
   Professional fees                                            30               8               20               9
   Registration & filing fees                                   55              12               46               5
   Trustee fees                                                 27               7               17              11
   Miscellaneous fees                                           14               4               10              18
                                                           -------         -------          -------        --------
   Total Expenses                                            1,089             529              439           1,234
                                                           -------         -------          -------        --------
NET INVESTMENT INCOME                                        4,351             486           13,337           3,956
                                                           -------         -------          -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                                  13,560           4,249            3,011              86
     Futures contracts                                      (2,584)            711               29          (1,460)
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                                      --              --               --            (122)
   Net change in unrealized appreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                          --              --               --             130
   Net change in unrealized appreciation
     (depreciation) on investments                          64,813          17,513           12,015         (28,049)
   Net change in unrealized depreciation
     on futures contracts                                      (35)           (415)             (92)           (928)
                                                           -------         -------          -------        --------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions          75,754          22,058           14,963         (30,343)
                                                           -------         -------          -------        --------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $80,105         $22,544          $28,300        $(26,387)
                                                           =======         =======          =======        ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1997 (UNAUDITED) AND THE PERIOD ENDED MAY 31, 1997.

                                     -------------------     -------------------     -------------------   -------------------
                                            LARGE                  SMALL                  CORE FIXED          INTERNATIONAL
                                             CAP                    CAP                     INCOME               EQUITY
                                            FUND                   FUND                      FUND                 FUND
                                     -------------------     -------------------     -------------------   -------------------
                                     06/01/97 06/14/96-      06/01/97 06/14/96-      06/01/97 06/14/96-    06/01/97 06/14/96-
                                     11/30/97 05/31/97(1)    11/30/97 05/31/97(1)    11/30/97 05/31/97(1)  11/30/97 05/31/97(1)
                                     -------------------     -------------------     -------------------   -------------------
OPERATIONS:
   Net investment income             $  4,351   $  4,592     $    486   $    523     $ 13,337   $ 12,438   $  3,956   $  5,073
   Net realized gain (loss) from
     security transactions
     and futures contracts             10,976      3,744        4,960      3,933        3,040      1,013     (1,374)     4,511
   Net realized loss on
     forward foreign currency
     contracts and foreign
     currency transactions                 --         --           --         --           --         --       (122)      (481)
   Net change in unrealized
     appreciation (depreciation)
     on forward foreign currency
     contracts, foreign currencies,
     and translation of other assets
     and liabilities denominated
     in foreign currencies                 --         --           --         --           --         --        130         (5)
   Net change in unrealized appreciation
     (depreciation) on investments
     and futures contracts             64,778     75,411       17,098      7,823       11,923        893    (28,977)    21,728
                                     --------   --------     --------   --------     --------   --------   --------   --------
   Net increase (decrease) in net
     assets from operations            80,105     83,747       22,544     12,279       28,300     14,344    (26,387)    30,826
                                     --------   --------     --------   --------     --------   --------   --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income               (3,864)    (3,512)        (432)      (420)     (13,337)   (12,438)        --     (1,960)
   Net realized gains                      --         --           --         --           --       (772)        --       (335)
                                     --------   --------     --------   --------     --------   --------   --------   --------
   Total dividends distributed         (3,864)    (3,512)        (432)      (420)     (13,337)   (13,210)        --     (2,295)
                                     --------   --------     --------   --------     --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued      292,335    432,867       71,424    128,094      115,049    363,273    174,116    497,195
     Reinvestment of cash
       distributions                    3,846      3,507          430        419       10,798     13,042         --      2,293
     Cost of shares redeemed          (60,873)   (77,791)     (20,610)   (16,431)     (37,120)   (28,244)  (115,202)  (143,356)
                                     --------   --------     --------   --------     --------   --------   --------   --------
Increase in Net Assets Derived
    from Capital Share Transactions   235,308    358,583       51,244    112,082       88,727    348,071     58,914    356,132
                                     --------   --------     --------   --------     --------   --------   --------   --------
       Net increase in net assets     311,549    438,818       73,356    123,941      103,690    349,205     32,527    384,663

NET ASSETS:
   Beginning of period(2)             438,818         --      123,941         --      349,304         99    384,663         --
                                     --------   --------     --------   --------     --------   --------   --------   --------
   End of period                     $750,367   $438,818     $197,297   $123,941     $452,994   $349,304   $417,190   $384,663
                                     ========   ========     ========   ========     ========   ========   ========   ========
CAPITAL SHARE TRANSACTIONS:
     Shares issued                     20,545     41,222        5,819     12,976       11,146     35,991     16,029     50,148
     Reinvestment of cash distributions   373        327           34         42        1,042      1,283         --        228
     Shares redeemed                   (4,289)    (6,887)      (1,641)    (1,608)      (3,568)    (2,780)   (10,586)   (14,389)
                                     --------   --------     --------   --------     --------   --------   --------   --------
   Net increase in capital shares      16,629     34,662        4,212     11,410        8,620     34,494      5,443     35,987
                                     ========   ========     ========   ========     ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996.
(2) BEGINNING NET ASSETS INCLUDES INITIAL SEED FUNDING OF $99 FOR THE CORE FIXED INCOME FUND.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1997 (UNAUDITED) AND THE PERIOD ENDED MAY 31, 1997.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                        NET
                                      REALIZED
         NET ASSET                      AND         DISTRIBUTIONS     DISTRIBUTIONS
           VALUE         NET         UNREALIZED       FROM NET            FROM        NET ASSET               NET ASSETS
         BEGINNING   INVESTMENT  GAINS/(LOSSES) ON   INVESTMENT    REALIZED CAPITAL   VALUE END    TOTAL        END OF
         OF PERIOD     INCOME        SECURITIES        INCOME            GAINS        OF PERIOD    RETURN    PERIOD (000)
=========================================================================================================================
--------------
LARGE CAP FUND
--------------
  1997*   $12.66       $0.09           $1.97          $(0.09)              --          $14.63      16.32%**   $750,367
  1997(1)  10.00        0.17            2.63           (0.14)              --           12.66      28.22       438,818
--------------
SMALL CAP FUND
--------------
  1997*   $10.86       $0.03           $1.77          $(0.03)              --          $12.63      16.60%**   $197,297
  1997(1)  10.00        0.06            0.85           (0.05)              --           10.86       9.18       123,941
----------------------
CORE FIXED INCOME FUND
----------------------
  1997*   $10.13       $0.33           $0.38          $(0.33)              --          $10.51       7.10%**   $452,994
  1997(1)  10.00        0.64            0.17           (0.64)          $(0.04)          10.13       8.28       349,304
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  1997*   $10.69       $0.08          $(0.70)             --               --          $10.07      (5.80)%**  $417,190
  1997(1  )10.00        0.14            0.61          $(0.05)          $(0.01)          10.69       7.56       384,663




                                                        RATIO OF
                                         RATIO OF    NET INVESTMENT
                           RATIO OF      EXPENSES        INCOME
            RATIO OF   NET INVESTMENT   TO AVERAGE     TO AVERAGE
            EXPENSES       INCOME       NET ASSETS     NET ASSETS      PORTFOLIO    AVERAGE
           TO AVERAGE    TO AVERAGE     (EXCLUDING     (EXCLUDING      TURNOVER    COMMISSION
           NET ASSETS    NET ASSETS      WAIVERS)        WAIVERS)        RATE        RATE+
===============================================================================================
--------------
LARGE CAP FUND
--------------
  1997*       0.34%         1.36%          0.50%          1.20%          37%**      $0.0365
  1997(1)     0.34          1.65           0.53           1.46           71          0.0490
--------------
SMALL CAP FUND
--------------
  1997*       0.60%         0.55%          0.75%          0.40%          41%**      $0.0535
  1997(1)     0.60          0.70           0.79           0.51          163          0.0520
----------------------
CORE FIXED INCOME FUND
----------------------
  1997*       0.21%         6.38%          0.41%          6.18%         126%**         n/a
  1997(1)     0.21          6.60           0.42           6.39          194            n/a
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  1997*       0.59%         1.83%          0.68%          1.74%          38%**      $0.0133
  1997(1      0.63          1.73           0.82           1.54          120          0.0170


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*   FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 1997. ALL RATIOS HAVE BEEN ANNUALIZED.
**  THE TOTAL RETURN AND PORTFOLIO TURNOVER RATE HAVE NOT BEEN ANNUALIZED.
+   AVERAGE COMMISSION RATE PAID PER SHARE FOR EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD.
(1) THE FUNDS COMMENCED OPERATIONS ON JUNE 14, 1996. ALL RATIOS EXCEPT TOTAL RETURN HAVE BEEN ANNUALIZED.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)



1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven funds: The Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds") are each diversified operational Funds. The Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:
     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.
     The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes,

================================================================================


whereas such components are treated as ordinary income for Federal income tax purposes.
     FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended November 30, 1997. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.
     STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of
 .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.
     The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of .51% of the International Equity Fund's average daily net assets.
     Alliance Capital Management L.P., American Express Asset Management, Provident Investment Counsel, Inc., LSV Asset Management, Mellon Equity Associates, and Pacific Alliance Capital Management each serve as an investment sub-

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Nicholas-Applegate Capital Management Inc., Wall Street Associates, Boston Partners Asset Management, L.P., 1838 Investment Advisors, L.P., and First of America Investment Corporation each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Furman Selz Capital Management, LLC and LSV Asset Management also serve as investment sub-advisers to a portion of the assets and are parties to an agreement with the Trust and SIMC dated September 20, 1996 and March 28, 1997, respectively.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996.
     Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Seligman Henderson Co., and Yamaichi Capital Management, Inc./ Yamaichi Capital Management (Singapore) Limited each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated June 14, 1996. Lazard London International Investment Management Limited also serves as an investment sub-adviser to a portion of the assets and is party to an agreement with the Trust and SIMC dated December 30, 1996.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 1997 were nominal in the aggregate.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities including US Government securities, other than temporary cash investments during the period ended November 30, 1997, were as follows:

                   Purchases (000)         Sales (000)
                   ---------------         -----------
                 U.S. Gov't   Other    U.S. Gov't   Other
                 ---------- --------   ----------   -----
Large Cap Fund         --   $447,088         --  $220,867
Small Cap Fund         --    115,085         --    67,046
Core Fixed
  Income Fund    $443,479     95,257   $411,185    29,110
International
  Equity Fund          --    230,896         --   146,994

================================================================================


     At November 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments and futures contracts at November 30, 1997 is as follows:

                                                  Net
                                              Unrealized
                 Appreciated   Depreciated   Appreciation/
                 Securities    Securities   (Depreciation)
                    (000)         (000)          (000)
                 ----------    ----------     -----------
Large Cap
  Fund           $148,870      $ (8,682)      $140,188
Small Cap
  Fund             31,280        (6,359)        24,921
Core Fixed
  Income Fund      13,573          (757)        12,816
International
  Equity Fund      42,527       (49,776)       (7,249)

     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

6. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. FUTURES CONTRACTS
The following Portfolios had futures contracts open as of November 30, 1997:

                  Number                            Unrealized
  Contract          of       Trade   Settlement     Gain/(Loss)
Description      Contracts   Price      Month          (000)
-----------      ----------------------------------------------

Large Cap
S & P 500           35     $918.00   December 1997     $ 323
S & P 500            5      916.00   December 1997        48
S & P 500            2      917.00   December 1997        19
                                                       -----
                                                       $ 390
                                                       =====

Small Cap
S & P 500           12     $918.00   December 1997     $ 111
S & P 500            3      916.00   December 1997        29
S & P 500            2      937.80   December 1997         8
S & P 500            2      957.25   December 1997        (1)
S & P 500            1      935.00   December 1997         5
S & P 500            1      976.45   December 1997        (5)
                                                       -----
                                                       $ 147
                                                       =====

Core Fixed Income
U.S. 5 Year Note   (47)    $107.50   December 2002     $  10
U.S. 5 Year Note   (28)     108.39   December 2002         6
U.S. 5 Year Note   (19)     108.38   December 2002       (25)

U.S. 5 Year Note   (48)     108.27    March 2003           8
U.S. 5 Year Note    (9)     108.19    March 2003           1

Muni Bond            9      120.78   December 1997        13

U.S. 10 Year Note  (28)     111.66    March 1998           8

U.S. Long Bond      (9)     112.78   December 1997       (58)
U.S. Long Bond      (2)     113.08   December 1997       (12)

U.S. Long Bond     (14)     118.94    March 1998          (1)
U.S. Long Bond     (11)     118.94    March 1998          (1)
U.S. Long Bond      (2)     118.75    March 1998          (1)
U.S. Long Bond      (2)     118.94    March 1998          --

U.S. 30 Year Bond  (35)     118.38   December 1997       (29)
U.S. 30 Year Bond  (22)     118.56   December 1997       (14)
U.S. 30 Year Bond   (9)     117.59   December 1997       (14)
U.S. 30 Year Bond   (8)     118.34   December 1997        (7)
U.S. 30 Year Bond   (5)     118.34   December 1997        (4)
U.S. 30 Year Bond   (3)     118.25   December 1997        (3)

U.S. 30 Year Bond  (12)     118.63    March 1998          (5)
                                                       -----
                                                       $(128)
                                                       =====

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INVESTMENTS TRUST -- NOVEMBER 30, 1997 (UNAUDITED)


                   Number                           Unrealized
   Contract          of      Trade     Settlement   Gain/(Loss)
Description       Contracts  Price        Month        (000)
-----------       ---------------------------------------------
International Equity
Australia Ords Index  1   $2,799.00   December 1997  $  (9)
Australia Ords Index  1    2,645.00   December 1997     (7)
Australia Ords Index  2    2,390.00   December 1997     --
Australia Ords Index  1    2,480.00   December 1997     (2)
Australia Ords Index  2    2,538.00   December 1997     (4)
Australia Ords Index  1    2,520.00   December 1997     (1)
Australia Ords Index  1    2,494.00   December 1997     (1)
Australia Ords Index  1    2,451.00   December 1997     --
Australia Ords Index  1    2,456.00   December 1997     --

DAX Index             1    4,288.00   December 1997    (17)
DAX Index             2    4,352.00   December 1997    (44)
DAX Index             1    4,189.50   December 1997    (14)
DAX Index             2    3,799.00   December 1997     10
DAX Index             2    3,845.00   December 1997      9
DAX Index             2    3,725.00   December 1997     22
DAX Index             1    3,845.50   December 1997      3
DAX Index             1    3,970.00   December 1997      1

Hang Seng Index       1   10,580.00   December 1997     --
Hang Seng Index      12   10,578.00   December 1997     (5)

IBEX Index           23    6,774.50   December 1997      5

CAC 40 Index          5    3,016.00   December 1997    (29)
CAC 40 Index          4    3,000.00   December 1997    (22)
CAC 40 Index          1    2,980.00   December 1997     (3)
CAC 40 Index          1    3,039.00   December 1997     (5)
CAC 40 Index          6    2,774.00   December 1997      4
CAC 40 Index          4    2,780.00   December 1997      5
CAC 40 Index          1    2,780.00   December 1997     --
CAC 40 Index          3    2,750.00   December 1997      6
CAC 40 Index          2    2,800.00   December 1997      1
CAC 40 Index          1    2,800.00   December 1997     --
CAC 40 Index          1    2,816.00   December 1997      1

                   Number                           Unrealized
   Contract          of      Trade     Settlement   Gain/(Loss)
Description       Contracts  Price        Month        (000)
-----------       ---------------------------------------------
NIKKEI 225 Index      1  $17,540.00   December 1997  $  (6)
NIKKEI 225 Index      2   17,580.00   December 1997    (14)
NIKKEI 225 Index      2   17,590.00   December 1997    (14)
NIKKEI 225 Index     13   17,880.00   December 1997   (105)
NIKKEI 225 Index     11   17,190.00   December 1997    (70)
NIKKEI 225 Index      2   17,315.00   December 1997    (13)
NIKKEI 225 Index      1   16,900.00   December 1997     (5)
NIKKEI 225 Index     16   16,000.00   December 1997    (20)
NIKKEI 225 Index     16   16,530.00   December 1997    (34)
NIKKEI 225 Index      9   15,350.00   December 1997     44
NIKKEI 225 Index      9   15,240.00   December 1997     42
NIKKEI 225 Index      2   16,600.00   December 1997     (1)
NIKKEI 225 Index      1   16,250.00   December 1997      2

FTSE 100 Index        2    5,341.00   December 1997    (22)
FTSE 100 Index        4    5,320.00   December 1997    (44)
FTSE 100 Index        6    5,345.00   December 1997    (70)
FTSE 100 Index        1    5,296.00   December 1997    (12)
FTSE 100 Index        8    4,831.00   December 1997     19
FTSE 100 Index        5    4,938.00   December 1997    (11)
FTSE 100 Index        1    4,940.00   December 1997     (3)
FTSE 100 Index        2    4,755.00   December 1997      7
FTSE 100 Index        2    4,750.00   December 1997      7
FTSE 100 Index        3    4,960.00   December 1997    (15)
FTSE 100 Index        1    4,825.00   December 1997      1
FTSE 100 Index        1    4,935.00   December 1997     (2)
FTSE 100 Index        1    4,925.00   December 1997     (3)
                                                     -----
                                                     $(438)
                                                     =====

===========================
SEI INSTITUTIONAL
INVESTMENTS TRUST
===========================
SEMI-ANNUAL REPORT
===========================
NOVEMBER 30, 1997


Robert A. Nesher
CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.


OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

SEI INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734